TAX-EXEMPT INCOME

Alliance Municipal
Income Fund II

Annual Report
September 30, 2000

                               [GRAPHIC OMITTED]

                                            AllianceCapital[LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                             o Are Not FDIC Insured
                             o May Lose Value
                             o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
October 26, 2000

Dear Shareholder:

This report provides municipal market activity and investment results for Alliance Municipal Income Fund II ("the Fund") for the annual reporting period ended September 30, 2000.

Investment Objectives and Policies

The nine portfolios of this open-end Fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

INVESTMENT RESULTS*
Periods Ended September 30, 2000

                                                           ---------------------
                                                               Total Returns
                                                           ---------------------
Portfolio                                                  6 Months    12 Months
--------------------------------------------------------------------------------

Arizona                                                       4.05%       6.17%
--------------------------------------------------------------------------------
Florida                                                       4.26%       5.10%
--------------------------------------------------------------------------------
Massachusetts                                                 4.22%       4.86%
--------------------------------------------------------------------------------
Michigan                                                      4.43%       6.39%
--------------------------------------------------------------------------------
Minnesota                                                     4.13%       6.09%
--------------------------------------------------------------------------------
New Jersey                                                    4.83%       5.31%
--------------------------------------------------------------------------------
Ohio                                                          4.20%       4.54%
--------------------------------------------------------------------------------
Pennsylvania                                                  3.93%       5.35%
--------------------------------------------------------------------------------
Virginia                                                      4.13%       5.88%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index                                                    3.97%       6.17%
--------------------------------------------------------------------------------

ALLIANCE MUNICIPAL INCOME FUND II--CLASS A SHARES
Periods Ended September 30, 2000

                   1 Year                                 Since
                    Fund         1 Year       5 Year    Inception      Overall
                  Portfolio      Lipper       Lipper      Lipper     Morningstar
Portfolio      Total Returns*  Rankings**   Rankings**  Rankings**   Ratings***
--------------------------------------------------------------------------------

Arizona             6.17%          2/39        1/33        1/22           5
--------------------------------------------------------------------------------
Florida             5.10%         20/64        1/57        2/25           5
--------------------------------------------------------------------------------
Massachusetts       4.86%         28/57        1/48        1/33           4
--------------------------------------------------------------------------------
Michigan            6.39%          2/43        1/36        1/27           5
--------------------------------------------------------------------------------
Minnesota           6.09%          1/51        1/44        1/21           4
--------------------------------------------------------------------------------
New Jersey          5.31%          8/59        1/44        1/26           4
--------------------------------------------------------------------------------
Ohio                4.54%         23/50        1/45        2/26           5
--------------------------------------------------------------------------------
Pennsylvania        5.35%          8/62        1/55        1/35           4
--------------------------------------------------------------------------------
Virginia            5.88%          3/36        1/33        1/27           5
--------------------------------------------------------------------------------
Number of Funds in Morningstar Municipal Bond Fund Category            1720
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value of Class A shares as of September 30, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

      adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results.

** Lipper Rankings are based on each Portfolio's return among the returns of its peer group of funds, as represented by the respective state-specific Lipper Municipal Debt Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. Fund portfolio inception dates are: Arizona (6/1/94); Florida (6/25/93); Massachusetts (3/29/94); Michigan (2/25/94); Minnesota (6/25/93); New Jersey (6/25/93); Ohio (6/25/93); Pennsylvania (6/25/93); and Virginia (4/29/94). An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.

*** Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 2000. Each Portfolio's Class A 3- and 5-year Morningstar ratings were: Arizona 4 stars and 5 stars; Florida 4 stars and 5 stars; Massachusetts 3 stars and 5 stars; Michigan 4 stars and 5 stars; Minnesota 4 stars and 4 stars; New Jersey 4 stars and 4 stars; Ohio 4 stars and 5 stars; Pennsylvania 3 stars and 4 stars; and Virginia 4 stars and 5 stars. Ratings are calculated from each Portfolio's 3-year, 5-year and overall average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects portfolio performance below 90-day Treasury bill returns. If the Portfolio scores in the top 10% of its class, it receives 5 stars; if it falls in the next 22.5%, it receives 4 stars; a place in the middle 35% earns it 3 stars; if it falls in the next 22.5%, it receives 2 stars; and if it scores at the bottom 10%, it gets 1 star. Ratings can change monthly. Each Portfolio's SEC average annual total returns can be found on page 15.

      Additional performance information can be found on pages 7-15.

MUNICIPAL INCOME FUND II--CLASS A SHARES COMPARED TO
LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Periods Ended September 30, 2000

          Fund Portfolio                                  Fund Portfolio  Lipper
           Total Returns  Lipper  Fund Portfolio  Lipper   Total Returns  Average
             (at NAV)     Average  Total Returns  Average      Since       Since
Portfolio    12 Months   12 Months    5 Years     5 Years    Inception   Inception
----------------------------------------------------------------------------------
Arizona        6.17%       4.77%       6.45%       4.84%       6.84%       5.64%
----------------------------------------------------------------------------------
Florida        5.10%       4.62%       5.98%       4.70%       5.39%       4.58%
----------------------------------------------------------------------------------
Massachusetts  4.86%       4.79%       6.75%       4.69%       7.41%       5.39%
----------------------------------------------------------------------------------
Michigan       6.39%       4.75%       6.74%       4.72%       6.70%       4.65%
----------------------------------------------------------------------------------
Minnesota      6.09%       4.16%       6.03%       4.52%       5.26%       4.56%
----------------------------------------------------------------------------------
New Jersey     5.31%       4.45%       5.94%       4.57%       5.42%       4.51%
----------------------------------------------------------------------------------
Ohio           4.54%       4.54%       6.02%       4.66%       5.32%       4.66%
----------------------------------------------------------------------------------
Pennsylvania   5.35%       4.39%       6.04%       4.63%       5.52%       4.56%
----------------------------------------------------------------------------------
Virginia       5.88%       4.83%       6.94%       4.94%       7.18%       5.57%
----------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------


*     Total returns for the Fund's portfolios are based on the net asset value
      (NAV) of Class A shares as of September 30, 2000. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during the period. Past performance is no guarantee of future results. The state-specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to your Fund's portfolios, although some may have different investment policies. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.

Investment Results

Each of the Fund's portfolio's Class A share total returns at net asset value
(NAV) for the six- and 12-month periods ended September 30, 2000 are shown on the first page along with the Fund's benchmark, the Lehman Brothers Municipal Bond Index and a comparison to the portfolio's peer groups, as measured by the Municipal Debt Funds Average for each state. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The Lipper Municipal Debt Funds Average is comprised of funds with generally similar investment objectives to your Fund's portfolios, although some may have different investment policies.

Over the past year, the Fund's portfolios, for the most part, underperformed the Lehman Brothers Municipal Bond Index, but outperformed their respective Lipper Averages when measured against the various state-specific peer groups. The Fund's underperformance versus its benchmark is a result of the benchmark's composition relative to the Fund. The benchmark is comprised of shorter, more actively traded bonds, while the Fund tends to focus on longer maturity bonds for specific states. While the benchmark's shorter term bonds fared better during the period under review, our strategy is to focus on longer term bonds in specific states with longer periods of call protection. Over the long-term, the Fund's portfolios have consistently outperformed their respective Lipper peer groups for the periods shown in the accompanying table on the previous pages. Year-to-date, due to portfolio repositioning, we have outperformed the Fund's portfolio's peer groups. We believe that this timely and strategic portfolio repositioning will lead to consistent, superior long-term performance.

Investment Strategy

Market conditions over the past year allowed us to continue pursuing our long-held investment strategy of maximizing current income while protecting against the risk of early redemption of bonds we hold with attractive coupon rates. During the market downturn earlier this year, we aggressively repositioned the portfolios by selling shorter duration securities in favor of bonds with equal or higher coupons, but longer periods of call protection. For long-term investors such as ourselves, call protection is crucial because it protects against reinvestment


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

risk: when rates decline, call-protected bonds restrict the ability of borrowers to pay down the debt prior to the first optional call date. Because we actively seek out call-protected bonds for our portfolios when interest rates are high, as interest rates decline, our portfolios benefit from enhanced price appreciation potential and above-market interest income. Our investment strategy relies on the premise that over time, call protection and strong current income will deliver better performance than alternative strategies.

A second portion of our investment strategy is to rely upon strong fundamental research into the credit quality of the issuers of the tax-exempt securities we purchase. By having a dedicated research capability, we are able to look beyond the credit ratings of a given issue assigned by the rating agencies to make our own assessment of the relative value of the offering. Also, many smaller bond issues come to market without credit ratings or as non-rated securities. Our research team specializes in identifying which non-rated issuers offer the best chance for continuing credit improvement, giving us a key competitive advantage in the market. In addition to the work with non-rated securities, our research process has supported investment decisions to both purchase lower-rated securities with improving credit fundamentals and to sell higher-rated securities with deteriorating financial strength.

The third leg of our investment strategy is to take maximum advantage of price declines in the portfolio to offset future taxable gains. Because only the interest earned from municipal bonds is tax-exempt, we must be careful to avoid realizing net gains from price appreciation that could cause us to include taxable income in distributions from the funds. To help manage the tax position of the portfolios, during market downturns we will sell, at a loss, securities which have performed well individually but are priced below our cost. This creates a tax-loss carry forward that we can use during strong markets to offset gains from sales or more often, early redemptions of other bonds in the portfolios.

Market Overview

For the fiscal year ended September 30, 2000, municipal bonds delivered strong after-tax performance both on an absolute basis and relative to other fixed income sectors. The Lehman Brothers Municipal Bond Index outperformed its comparable taxable bond U.S. Aggregate Bond Index by 1.89% on an after-tax basis. The path to this performance, however, has been anything but smooth. After declining in late 1999, municipal bond prices remained in a narrow trading range for the first six months of this year. Over the summer months, however, municipal bond prices rebounded sharply with price gains of over 4%. We believe the rally in municipal bond prices was caused by the strong improvement in the U.S. Treasury bond market, the ongoing dearth of new issues, and continued demand for municipal bonds from individual investors. Despite the relative strength of the municipal bond market, however, municipal bond yields are still higher than after-tax yields on comparable Treasury and corporate bonds. We believe this yield differential makes municipal bonds one


--------------------------------------------------------------------------------
4 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

of the most attractive investments in the fixed income markets today.

Federal Reserve policy and U.S. Treasury Department policies have significantly impacted municipal bond prices this year. The Federal Reserve Board's three short-term interest rate hikes over the past nine months, and the uncertainty regarding future Federal Reserve Board policy decisions, has led to considerable market volatility. As the summer progressed and inflationary pressures subsided, pressure for additional rate hikes subsided. This emerging consensus among investors that the Federal Reserve would leave short-term rates unchanged contributed to higher prices on long-term bonds. The U.S. Treasury's ongoing repurchase of outstanding Treasury bonds and notes has also helped bond prices, along with reduced issuance of new government debt, because of the large federal budget surplus.

The most significant technical factor driving the direction of municipal bond prices has been the imbalance between supply and demand. Increased demand for municipal bonds continues to outstrip the available supply, pushing prices of outstanding issues higher. In the current interest rate environment, few municipal issuers find it economic to issue new bonds to refinance older debt. As a result, the supply of new tax-exempt bond issues year-to-date was down 20% when compared to the first nine months of 1999. On the demand side, traditional buyers of municipal bonds are now competing with a new group of investors seeking to conservatively invest new wealth created from their employment or investments in the technology sector of the economy. Despite the recent stock market downturn, we anticipate this new source of demand for municipal debt to remain quite strong well into the future.

The overall strong fiscal health of state and local governments has continued to improve the credit quality of municipal bonds. Fed by record sales and income tax collections, state and local governments have been able to strengthen their balance sheets by paying down higher cost debt, creating "rainy day" funds and establishing other financial controls. This improving credit trend is supported by data from the major bond credit rating services, Moody's and Standard & Poor's. For example, Moody's reports that municipal bond credit upgrades outpaced downgrades six to one, on a dollar volume basis, for the first half of 2000.

Outlook

The outlook for the municipal bond market remains favorable. The fundamental strength of the domestic U.S. economy will continue to benefit the fiscal health of state and local governments. As a result, we expect to see the improving credit quality trend in the municipal bond market continuing. On the macro level, we anticipate that the Federal Reserve will remain vigilant in its efforts to contain the risk of inflation. Despite rising oil prices and other inflationary pressures, we believe that productivity improvements in the workplace and the large savings base created by the 1990s bull market in equities will constrain price inflation. We anticipate that markets will remain somewhat volatile due to high oil prices, political uncertainty and global insta-


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 5

----------------------
LETTER TO SHAREHOLDERS
----------------------

bility in regions such as the Middle East. However, the long-term trend towards lower inflation and lower interest rates should continue.

A broader demographic trend that is benefiting municipal bonds is the aging of our population in a time when life expectancies are increasing. Retirees are turning to municipal bonds for the same reasons as younger technology entrepreneurs: safety and tax-exempt income. Volatility in stock market prices also contributes to individuals and financial advisors seeking a safe haven for assets in municipal bonds.

[PHOTO]     John D.
            Carifa

[PHOTO]     Susan P.
            Keenan

Portfolio Manager, Susan P. Keenan, also heads the Municipal Bond Department. She has over 20 years of investment experience.

Our strategy in managing your assets has always been long-term in perspective. In the current market, volatility enhances our ability to reposition your portfolios. We view increases in interest rates as a buying opportunity. On those occasions, we will look to improve the level of tax exempt income earned, reduce the Fund's exposure to reinvestment risk and seek out municipal bonds with improving credit potential.

The Alliance Municipal Income team is proud of the strong performance we have delivered over the past 12 months and our excellent long-term investment record. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Susan P. Keenan

Susan P. Keenan
Senior Vice President


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Arizona Portfolio
6/30/94 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

Arizona Portfolio
Class A at NAV: $15,285

Arizona Portfolio
Class A at offering: $14,634

Lipper AZ Muni Funds Average: $14,096

Florida Portfolio
6/30/93 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

Florida Portfolio
Class A at NAV: $14,645

Florida Portfolio
Class A at offering: $14,028

Lipper FL Muni Funds Average: $13,842

Massachusetts Portfolio
3/31/94 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

Massachusetts Portfolio
Class A at NAV: $15,898

Massachusetts Portfolio
Class A at offering: $15,228

Lipper MA Muni Funds Average: $14,072

Please see mountain chart footnotes on page 10.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 7

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Michigan Portfolio
2/28/94 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

Michigan Portfolio
Class A at NAV: $15,344

Michigan Portfolio
Class A at offering: $14,697

Lipper MI Muni
Funds Average: $13,501

Minnesota Portfolio
6/30/93 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

Minnesota Portfolio
Class A at NAV: $14,507

Minnesota Portfolio
Class A at offering: $13,895

Lipper MN Muni
Funds Average: $13,823

New Jersey Portfolio
6/30/93 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

New Jersey Portfolio
Class A at NAV: $14,674

New Jersey Portfolio
Class A at offering: $14,056

Lipper NJ Muni
Funds Average: $13,775

Please see mountain chart footnotes on page 10.


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Ohio Portfolio
6/30/93 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

Ohio Portfolio
Class A at NAV: $14,567

Ohio Portfolio
Class A at offering: $13,953

Lipper OH Muni
Funds Average: $13,920

Pennsylvania Portfolio
6/30/93 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

Pennsylvania Portfolio
Class A at NAV: $14,780

Pennsylvania Portfolio
Class A at offering: $14,157

Lipper PA Muni
Funds Average: $13,826

Please see mountain chart footnotes on page 10.


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                                           ALLIANCE MUNICIPAL INCOME FUND II o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Virginia Portfolio
4/30/94 to 9/30/00

                            [MOUNTAIN CHART OMITTED]

Virginia Portfolio
Class A at NAV: $15,612

Virginia Portfolio
Class A at offering: $14,954

Lipper VA Muni
Funds Average: $14,171

Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund II's Class A shares (since the closest month-end after each Portfolio's inception date through 9/30/00). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which would reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 22 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 25 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 33 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 27 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 21 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 26 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 35 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 27 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that no charges are reflected in the performance of the Lipper Averages.


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10 o ALLIANCE MUNICIPAL INCOME FUND II

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
September 30, 2000

ARIZONA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  50.08% AAA
  15.03% AA
  11.85% A
  13.60% BBB
   9.44% NR

INCEPTION DATE
(Class A Shares)
6/1/94

FLORIDA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  44.70% AAA
   2.98% AA
   8.13% A
  20.30% BBB
  23.89% NR

INCEPTION DATE
(Class A Shares)
6/25/93

MASSACHUSETTS PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  40.56% AAA
  20.96% AA
   2.62% A
  35.86% BBB

INCEPTION DATE
(Class A Shares)
3/29/94

All data as of September 30, 2000. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 11

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
September 30, 2000

MICHIGAN PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  36.83% AAA
   5.67% AA
  28.35% A
  19.89% BBB
   9.26% NR

INCEPTION DATE
(Class A Shares)
2/25/94

MINNESOTA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  53.12% AAA
  17.28% AA
   3.35% A
  15.45% BBB
  10.80% NR

INCEPTION DATE
(Class A Shares)
6/25/93

NEW JERSEY PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  43.30% AAA
   2.52% AA
  12.04% A
  21.87% BBB
  20.27% NR

INCEPTION DATE
(Class A Shares)
6/25/93

All data as of September 30, 2000. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
September 30, 2000

OHIO PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  18.25% AAA
   2.14% AA
  22.77% A
  56.84% BBB

INCEPTION DATE
(Class A Shares)
6/25/93

PENNSYLVANIA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  39.97% AAA
  25.00% AA
   4.20% A
  29.87% BBB
   0.96% NR

INCEPTION DATE
(Class A Shares)
6/25/93

VIRGINIA PORTFOLIO
(CLASS A SHARES)
BOND QUALITY RATING           [PIE CHART OMITTED]
  18.26% AAA
  20.99% AA
  21.16% A
  36.32% BBB
   3.27% NR

INCEPTION DATE
(Class A Shares)
4/29/94

All data as of September 30, 2000. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time.

NR: non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 13

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
Average Annual Total Returns as of September 30, 2000

                            Without Sales Charge                With Sales Charge
----------------------------------------------------------------------------------------
                                               Since                             Since
                        1 Year     5 Years   Inception   1 Year      5 Years   Inception
----------------------------------------------------------------------------------------
Arizona Portfolio
  Class A                6.17%      6.45%      6.84%      1.67%       5.53%      6.10%
  Class B                5.45%      5.73%      6.39%      2.45%       5.73%      6.39%
  Class C                5.45%      5.71%      6.09%      4.45%       5.71%      6.09%
Florida Portfolio
  Class A                5.10%      5.98%      5.39%      0.59%       5.05%      4.77%
  Class B                4.43%      5.24%      4.77%      1.44%       5.24%      4.77%
  Class C                4.43%      5.24%      4.64%      3.44%       5.24%      4.64%
Massachusetts Portfolio
  Class A                4.86%      6.75%      7.40%      0.44%       5.81%      6.67%
  Class B                4.06%      6.02%      7.29%      1.08%       6.02%      7.29%
  Class C                4.06%      6.03%      6.64%      3.07%       6.03%      6.64%
Michigan Portfolio
  Class A                6.39%      6.74%      6.70%      1.84%       5.82%      6.01%
  Class B                5.65%      6.01%      6.03%      2.65%       6.01%      6.03%
  Class C                5.55%      5.99%      5.94%      4.55%       5.99%      5.94%
Minnesota Portfolio
  Class A                6.09%      6.03%      5.26%      1.58%       5.11%      4.63%
  Class B                5.32%      5.26%      4.60%      2.32%       5.26%      4.60%
  Class C                5.32%      5.23%      4.48%      4.32%       5.23%      4.48%
New Jersey Portfolio
  Class A                5.31%      5.94%      5.42%      0.84%       5.01%      4.79%
  Class B                4.53%      5.15%      4.79%      1.53%       5.15%      4.79%
  Class C                4.63%      5.17%      4.67%      3.63%       5.17%      4.67%
Ohio Portfolio
  Class A                4.54%      6.02%      5.32%      0.08%       5.11%      4.69%
  Class B                3.78%      5.24%      4.67%      0.80%       5.24%      4.67%
  Class C                3.78%      5.24%      4.55%      2.78%       5.24%      4.55%
Pennsylvania Portfolio
  Class A                5.35%      6.04%      5.52%      0.86%       5.11%      4.90%
  Class B                4.58%      5.25%      4.90%      1.58%       5.25%      4.90%
  Class C                4.58%      5.25%      4.76%      3.58%       5.25%      4.76%
Virginia Portfolio
  Class A                5.88%      6.94%      7.18%      1.36%       6.00%      6.46%
  Class B                5.16%      6.22%      6.49%      2.16%       6.22%      6.49%
  Class C                5.06%      6.20%      6.43%      4.06%       6.20%      6.43%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1% year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of September 30, 2000

ALLIANCE MUNICIPAL INCOME FUND II

--------------------------------------------------------------------------------
                                                    Taxable-Equivalent Yield in
                              30 Day SEC Yield*     36% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
Arizona Portfolio
  Class A                           4.99%                      8.57%
  Class B                           4.51%                      7.49%
  Class C                           4.51%                      7.49%
Florida Portfolio
  Class A                           5.25%                      8.42%
  Class B                           4.77%                      7.28%
  Class C                           4.77%                      7.28%
Massachusetts Portfolio
  Class A                           5.15%                      8.94%
  Class B                           4.68%                      7.84%
  Class C                           4.68%                      7.84%
Michigan Portfolio
  Class A                           5.08%                      8.56%
  Class B                           4.61%                      7.45%
  Class C                           4.62%                      7.47%
Minnesota Portfolio
  Class A                           5.26%                      9.22%
  Class B                           4.76%                      8.05%
  Class C                           4.78%                      8.05%
New Jersey Portfolio
  Class A                           5.04%                      8.86%
  Class B                           4.55%                      7.64%
  Class C                           4.55%                      7.63%
Ohio Portfolio
  Class A                           5.12%                      9.15%
  Class B                           4.62%                      8.01%
  Class C                           4.63%                      8.01%
Pennsylvania Portfolio
  Class A                           5.12%                      8.65%
  Class B                           4.63%                      7.52%
  Class C                           4.64%                      7.52%
Virginia Portfolio
  Class A                           5.21%                      8.84%
  Class B                           4.74%                      7.73%
  Class C                           4.75%                      7.73%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended September 30, 2000.
** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 15

------------------------
       ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-98.2%
        Arizona-88.1%
Aaa     Arizona Student Loan Acquisition Authority
        (Student Loan Rev) Ser 99B-1 AMT
        5.90%, 5/01/24(b)...........................      $ 1,500   $  1,514,490
AAA     Glendale IDR
        (Midwestern Univ)
        Connie Lee Ser 96A
        6.00%, 5/15/26..............................          475        483,374
NR      Goodyear Assessment District 1
        (Palm Valley) Ser 96C
        7.25%, 7/01/16..............................        4,256      4,526,894
NR      Goodyear Dev Auth Water & Sewer Rev
        (Litchfield Pk Svc Proj) Ser 99 AMT
        5.95%, 10/01/23.............................        3,160      2,915,195
NR      Hassayampa Cmnty Fac District 2
        Spec Assessment Lien Ser 00
        7.50%, 7/01/24..............................        1,240      1,318,542
NR      Hassayampa Cmnty Fac District 1
        Spec Assessment Lien Ser 96
        7.75%, 7/01/21..............................        6,540      7,065,554
AAA     Maricopa Cnty GO School Dist No. 28
        (Kyrene Elem) FGIC Ser 95B
        6.00%, 7/01/14..............................        2,000      2,051,540
A+      Maricopa Cnty IDR
        (Citizens Utilities) Ser 95 AMT
        6.20%, 5/01/30..............................        8,550      8,596,683
AA      Maricopa Cnty MFHR
        (Avalon Apts Proj) Asset Gty Ser 00A
        6.35%, 4/01/30..............................        1,550      1,576,536
AAA     Maricopa Cnty SFMR
        GNMA/FNMA/FHLMC Ser 00C-1 AMT
        6.25%, 12/01/30.............................        1,860      1,902,910
AAA     Mesa Cnty Health Care Fac
        (Discovery Hlth Sys) MBIA Ser 99A
        5.75%, 1/01/25..............................       13,500     13,540,095
AA-     Mohave Cnty IDR
        (Cargill/North Star Steel) Ser 95A AMT
        6.70%, 3/01/20..............................        4,175      4,461,322
A+      Mohave Cnty IDR
        (Citizens Utilities) Ser 93B AMT
        5.80%, 11/15/28.............................        2,000      1,927,440
AAA     Mohave Cnty MFHR
        (Chris Ridge & Silver) GNMA Ser 96
        6.375%, 11/01/31............................        1,000      1,032,910
AA+     Phoenix Excise Tax Rev
        (Civic Plaza Bldg Corp) Sr Lien Ser 94
        6.00%, 7/01/12..............................        1,015      1,065,547


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        ARIZONA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

AA      Phoenix MFHR
        (Woodstone & Silver Springs) Asset Gty Ser 93
        6.25%, 4/01/23..............................       $3,000   $  3,069,330
AAA     Phoenix SFMR
        FNMA/GNMA/FHLMC Ser 00B-1 AMT
        6.00%, 6/01/31..............................        2,640      2,945,976
B+      Pima Cnty IDR
        (Tucson Electric Pwr) Ser 97C
        6.00%, 9/01/29..............................        8,000      7,373,840
AAA     Pima Cnty MFHR
        (La Hacienda) GNMA Ser 99
        7.00%, 12/20/31.............................        1,290      1,425,901
AAA     Pima Cnty SFMR
        GNMA Ser 99B-1 AMT
        6.10%, 5/01/31..............................        4,260      4,314,102
AAA     Pima Cnty SFMR
        GNMA/FNMA/FHLMC Ser 97A AMT
        6.25%, 11/01/30.............................        2,195      2,241,556
AAA     Tempe MFHR
        (Quadrangles) FHA Ser 93
        6.25%, 6/01/26..............................        4,255      4,352,652
                                                                    ------------
                                                                      79,702,389
                                                                    ------------

Puerto Rico-10.1%
AA      Puerto Rico Fin Auth
        (Ascension Hlth) Ser 00A
        6.125%, 11/15/30............................        3,100      3,176,353
AAA     Puerto Rico Hsg Fin Corp Rev SFMR
        GNMA Ser 98A AMT
        5.20%, 12/01/32.............................        4,510      4,168,368
BBB-    Puerto Rico Port Auth
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26..............................        1,775      1,792,005
                                                                    ------------
                                                                       9,136,726
                                                                    ------------

        Total Investments-98.2%
           (cost $86,168,507).......................                  88,839,115
        Other assets less liabilities-1.8%..........                   1,591,449
                                                                    ------------

        Net Assets-100%.............................                $ 90,430,564
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 17

------------------------
       FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-98.1%
        Florida-91.4%
A       Broward Cnty Hsg Fin Auth MFHR
        (Bridgewater Place Apts) Ser 99A AMT
        5.50%, 4/01/41..............................      $ 5,640   $  5,220,892
NR      Clay Cnty Cmnty Dev Dist
        (Crossings at Fleming Island)
        Spec Assessment Ser 00C
        7.10%, 5/01/30..............................       21,860     22,580,287
NR      Clay Cnty Cmnty Dev Dist
        (Fleming Island Plantation)
        Spec Assessment Ser 00B
        7.375%, 5/01/31.............................        3,000      3,160,740
NR      Collier Cnty Cmnty Dev Dist
        (Fiddlers Creek) Ser 99B
        5.80%, 5/01/21..............................        6,640      6,116,303
A       Collier Cnty Hsg Fin Auth MFHR
        (Whistlers Green Apts) Ser 99A AMT
        5.40%, 12/01/27.............................        1,890      1,746,190
NR      Collier Cnty IDR
        (Southern States Utils) Ser 96 AMT
        6.50%, 10/01/25.............................        8,000      8,067,760
A       Dade Cnty Hsg Fin Auth MFHR
        (Golden Lakes Apts) Ser 97A AMT
        6.00%, 11/01/32(c)..........................          250        250,853
A       Dade Cnty Hsg Fin Auth MFHR
        (Golden Lakes Apts) Ser 97A AMT
        6.05%, 11/01/39(c)..........................          750        734,557
AAA     Dade Cnty Hsg Fin Auth MFHR
        (Marbrisa Apts) FSA Ser 002-A AMT
        6.15%, 8/01/38..............................        5,715      5,805,640
AAA     Escambia Cnty Hsg Fin Auth SFMR
        GNMA Ser 95B AMT
        6.25%, 4/01/28..............................       11,500     11,646,510
Baa1    Escambia Cnty PCR
        (Champion Int'l Corp) Ser 96 AMT
        6.40%, 9/01/30(b)...........................        5,000      4,999,600


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

AAA     Florida Hsg Fin Agy MFHR
        (Turtle Creek Apts) AMBAC
        Ser 96C AMT
        6.20%, 5/01/36..............................    $  3,245    $  3,325,476
AAA     Florida Hsg Fin Agy SFMR
        Ser 95A AMT
        6.65%, 1/01/24..............................       6,565       6,787,094
AAA     Florida Hsg Fin Corp MFHR
        (Logans Pointe Apts) FSA Ser 99 AMT
        6.00%, 6/01/39..............................       5,080       5,216,754
AAA     Florida Hsg Fin Corp MFHR
        (Mystic Pointe II) GNMA Ser 00
        6.30%, 12/01/41.............................       1,165       1,192,913
AAA     Florida Hsg Fin Corp MFHR
        (Raintree Apts) GNMA Ser 00 AMT
        6.05%, 3/01/42..............................        5,885      5,889,531
A       Florida Hsg Fin Corp MFHR
        (Spring Harbor Apts) Ser 99C-1 AMT
        5.90%, 8/01/39..............................        4,540      4,424,866
AAA     Florida Hsg Fin Corp MFHR
        (Waverly Apts) Ser 00C-1 AMT
        6.50%, 7/01/40..............................        2,790      2,908,408
A       Florida Hsg Fin Corp MFHR
        (Wentworth II Apts) Ser 99A AMT
        5.40%, 11/01/34.............................        3,055      2,802,474
AAA     Lee Cnty Arpt Rev
        (Southwest Int'l) FSA Ser 00A AMT
        6.00%, 10/01/32.............................       23,000     23,595,470
BBB-    Lee Cnty Hlth Facs Auth Rev
        (Shell Point Vlg Proj) Ser 99A
        5.50%, 11/15/29.............................        8,550      7,138,651
NR      Manatee Cnty Cmnty Dev Tara District 1
        Spec Assessment Ser 00A
        7.15%, 5/01/31..............................        2,000      2,100,120
Aaa     Manatee Cnty Hsg Fin Auth SFMR
        GNMA Ser 96-1 AMT
        5.625%, 11/01/14(b).........................          465        465,423
Aaa     Manatee Cnty Hsg Fin Auth SFMR
        GNMA Ser 99 AMT
        6.25%, 11/01/28(b) .........................        3,015      3,181,066
AA      Orange Cnty Hlth Facs Auth Rev
        (Mayflower Retirement Proj) Asset Gty Ser 99
        5.25%, 6/01/29 .............................        4,410      3,993,079
AA-     Orlando Util Cmnty Wtr & Elec Rev
        Ser 93B
        6.607%, 10/06/17(d).........................        1,235      1,247,189


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 19

------------------------
       FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

A       Pasco Cnty Hsg Fin Auth MFHR
        (Pasco Woods Apts) Ser 99A AMT
        5.90%, 8/01/39..............................       $3,690   $  3,553,913
Aaa     Pinellas Cnty Hsg Fin Auth SFMR
        GNMA Ser 94A AMT
        6.55%, 8/01/27(b) ..........................        4,090      4,186,688
NR      St. Johns Cnty
        (Julington Creek Plantation) Ser 97
        6.70%, 5/01/07..............................        2,495      2,588,587
NR      St. Johns Cnty
        (Julington Creek Plantation) Ser 97
        7.125%, 5/01/19.............................        8,480      8,903,152
                                                                    ------------
                                                                     163,830,186
                                                                    ------------

        Illinois-2.2%
BB+     Chicago Arpt Rev
        (United Airlines Proj) Ser 99A
        5.35%, 9/01/16..............................        4,500      3,943,530
                                                                    ------------

        Texas-4.5%
BBB     Alliance Arpt Rev
        (Fed Express Proj) Ser 96 AMT
        6.375%, 4/01/21.............................        8,200      8,139,730
                                                                    ------------

        Total Investments-98.1%
           (cost $ 171,140,748).....................                 175,913,446
        Other assets less liabilities-1.9%..........                   3,363,836
                                                                    ------------

        Net Assets-100%.............................                $179,277,282
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MASSACHUSETTS PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-98.0%
        Massachusetts-98.0%
BBB-    Massachusetts Dev Fin Agy
        (Boston Biomedical) Ser 99
        5.75%, 2/01/29..............................       $1,800   $  1,563,534
BBB-    Massachusetts Dev Fin Agy
        (Eastern Nazarene) Ser 99
        5.625%, 4/01/29.............................        2,000      1,776,620
A       Massachusetts Dev Fin Agy
        (Massachusetts Biomedical) Ser 00C
        6.25%, 8/01/20..............................        3,000      2,999,670
BBB     Massachusetts Dev Fin Agy
        (Massachusetts College of Pharmacy)
        Ser 99B
        6.75%, 7/01/30..............................        6,600      6,809,022
BBB     Massachusetts Dev Fin Agy
        (Ogden Haverhill Proj) Ser 98B AMT
        5.50%, 12/01/19.............................        2,735      2,349,228
BBB-    Massachusetts Dev Fin Agy
        (Regis College) Ser 98
        5.50%, 10/01/28.............................        5,865      5,178,795
BBB     Massachusetts Dev Fin Agy
        (Suffolk Univ) Ser 99
        5.85%, 7/01/29..............................        1,375      1,324,909
AA      Massachusetts Dev Fin Agy
        (Worcester Redev Auth) Asset Gty Ser 99
        5.25%, 6/01/19..............................        2,350      2,203,642
AA      Massachusetts Dev Fin Agy
        (Worcester Redev Auth) Asset Gty Ser 99
        6.00%, 6/01/24..............................        1,300      1,331,759
BBB+    Massachusetts Dev Fin Agy
        (YMCA Greater Boston) Ser 98
        5.45%, 11/01/28.............................        1,000        894,440
AAA     Massachusetts Ed Fin Auth
        (Educational Loan) MBIA Ser 00G AMT
        6.00%, 12/01/16.............................        2,000      2,036,340
AAA     Massachusetts Hlth & Ed Fac Auth
        (Beth Israel) AMBAC Ser G-4
        7.457%, 7/01/25(d)..........................        2,000      2,018,720
BBB     Massachusetts Hlth & Ed Fac Auth
        (Caritas Christi) Ser 99A
        5.75%, 7/01/28..............................        6,990      5,793,312
BBB+    Massachusetts Hlth & Ed Fac Auth
        (Jordan Hosp) Ser 92B
        6.875%, 10/01/15............................        1,500      1,531,065
Baa3    Massachusetts Hlth & Ed Fac Auth
        (Lasell College) Ser 99A
        5.625%, 7/01/29(b) .........................        7,490      6,769,837


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 21

------------------------
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------
BBB     Massachusetts Hlth & Ed Fac Auth
        (Winchester Hosp) Ser 00E
        6.75%, 7/01/30..............................      $ 7,000   $  6,990,130
AAA     Massachusetts Hsg Fin Agy
        AMBAC Ser 93A
        6.15%, 10/01/15.............................        3,500      3,592,225
AAA     Massachusetts Hsg Fin Agy MFHR
        (Harbor Point) AMBAC Ser 96A AMT
        6.40%, 12/01/15.............................        4,880      5,166,651
AAA     Massachusetts Hsg Fin Agy MFHR
        (Rental Hsg) AMBAC Ser 95E AMT
        6.00%, 7/01/37..............................        2,680      2,687,504
A+      Massachusetts Hsg Fin Agy SFMR
        Ser 40 AMT
        6.65%, 12/01/27.............................        9,420      9,756,294
AAA     Massachusetts Hsg Fin Agy SFMR
        FSA Ser 71 AMT
        5.65%, 6/01/31..............................        3,500      3,366,755
AAA     Massachusetts Hsg Fin Agy SFMR
        FSA Ser 73 AMT
        5.90%, 12/01/23.............................       10,000      9,986,500
AA+     Massachusetts Ind Fin Agy
        (Groton School Proj) Ser 98A
        5.00%, 3/01/28..............................        3,440      3,051,452
AAA     Massachusetts Ind Fin Agy
        (Heights Crossing) FHA Ser 95 AMT
        6.15%, 2/01/35..............................        5,800      5,864,032
AA-     Massachusetts Port Auth
        Ser 99D AMT
        6.00%, 7/01/29..............................        7,500      7,608,000
AAA     Massachusetts Port Auth Spec Fac
        (Bosfuel Corp) MBIA Ser 97 AMT
        6.00%, 7/01/36 .............................        5,795      5,857,180
AAA     Massachusetts Port Auth Spec Fac
        (US Air) MBIA Ser 96A AMT
        5.875%, 9/01/23.............................        5,750      5,765,870
                                                                    ------------

        Total Investments-98.0%
           (cost $110,596,396)......................                 114,273,486
        Other assets less liabilities-2.0%..........                   2,316,016
                                                                    ------------

        Net Assets-100%.............................                $116,589,502
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MICHIGAN PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-96.3%
        Michigan-87.1%
AAA     Detroit Sew Disp Rev
        FGIC Ser 93A, Pre-refunded
        6.655%, 7/01/23(d)..........................       $3,100   $ 3,046,587
Aa2     Independence Eco Dev Auth
        (Greenery Health) FHA Ser 97A
        6.15%, 8/01/17(b)...........................          255       259,623
AAA     Kalamazoo Hosp Fin Auth ETM
        (Borgess Med Ctr) FGIC Ser 94A
        5.858%, 6/01/11(d)..........................        1,990     2,012,706
Aaa     Michigan Hsg Dev Auth MFHR
        (Arbor Pointe) GNMA Ser 99
        5.40%, 6/20/40(b)...........................        1,810     1,674,268
Aaa     Michigan Hsg Dev Auth MFHR
        (Oakbrook Villa) GNMA Ser 00A AMT
        6.50%, 1/20/42(b)...........................        1,915     1,983,423
AAA     Michigan Hsg Dev Auth SFMR
        MBIA Ser 99B-1 AMT
        6.375%, 6/01/29.............................        1,945     1,997,690
AAA     Michigan Strategic Fund
        (Detroit Edison) MBIA Ser 95AA
        6.40%, 9/01/25..............................        1,945     2,038,671
NR      Michigan Strategic Fund
        (Holland Home) Ser 98
        5.75%, 11/15/18.............................        1,500     1,276,290
NR      Michigan Strategic Fund
        (Holland Home) Ser 98
        5.75%, 11/15/28.............................        3,000     2,435,490
A       Michigan Strategic Fund PCR
        (General Motors Corp) Ser 95
        6.20%, 9/01/20..............................        1,920     1,971,859
BB+     Midland Cnty PCR
        (CMS Energy) Ser 00A AMT
        6.875%, 7/23/09.............................        6,055     6,153,394
A       Romulus Tax Increment Fin Auth
        Ser 94
        6.75%, 11/01/19(c)..........................        1,585     1,653,678
A       Saginaw Hosp Fin Auth
        (Convenant Medical Ctr) Ser 00F
        6.50%, 7/01/30..............................        7,710     7,732,667
AA      Troy Downtown Dev Auth
        Asset Gty Ser 95A
        6.375%, 11/01/18............................        1,915     2,012,014
                                                                    ------------
                                                                     36,248,360
                                                                    ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 23

------------------------
      MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

        Puerto Rico-9.2%
AAA     Puerto Rico Hsg Fin Corp Rev SFMR
        GNMA Ser 98 AMT
        5.20%, 12/01/32.............................       $2,170   $  2,005,623
BBB-    Puerto Rico Port Auth
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26..............................        1,800      1,817,244
                                                                    ------------
                                                                       3,822,867
                                                                    ------------

        Total Investments-96.3%
           (cost $39,090,386).......................                  40,071,227
        Other assets less liabilities-3.7%..........                   1,541,858
                                                                    ------------

        Net Assets-100%.............................                $ 41,613,085
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
24 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MINNESOTA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-92.9%
        Minnesota-92.9%
AAA     Brooklyn Park MFHR
        (Brooks Landing) FNMA Ser 99A AMT
        5.50%, 7/01/19..............................       $1,355   $  1,325,434
Aaa     Eagan MFHR
        (Woodridge Apts Proj) GNMA Ser 97A
        5.95%, 2/01/32(b)...........................        1,580      1,596,369
Aaa     Little Canada MFHR
        (Cedars Lakeside Apts) GNMA Ser 97A
        5.95%, 2/01/32(b)...........................        1,650      1,667,094
A-      Minneapolis Common Bond Fund
        Cmnty Dev Agy
        Ser 95-2 AMT
        6.625%, 12/01/15............................        1,245      1,287,977
NR      Minneapolis Hlth Fac
        (Walker Methodist) Ser 98A
        6.00%, 11/15/28.............................        6,195      5,238,168
AAA     Minneapolis MFHR
        (Riverside Plaza Proj) GNMA Ser 98 AMT
        5.20%, 12/20/30.............................        2,020      1,829,312
AAA     Minneapolis & St. Paul Arpt Rev
        FGIC Ser 00B AMT
        6.00%, 1/01/21..............................        1,780      1,824,981
AAA     Minnesota Agric & Eco Dev
        (Benedictine Health) MBIA Ser 99
        5.125%, 2/15/29.............................        2,000      1,792,360
NR      Minnesota Agric & Eco Dev
        (Small Business Loan Prog)
        Ser 00A AMT
        7.25%, 8/01/20..............................        1,000      1,038,260
        Ser 00B AMT
        7.25%, 8/01/20..............................        1,000      1,038,260
        Ser 00C AMT
        7.25%, 8/01/20..............................        1,000      1,038,260
        Ser 00D AMT
        7.25%, 8/01/20..............................        1,000      1,038,260
Baa2    Minnesota Higher Ed Fac Auth
        (College Art & Design) Ser 00-5D
        6.75%, 5/01/26(b)...........................        1,000      1,008,340
Baa1    Minnesota Higher Ed Fac Auth
        (Hamline Univ) Ser 4-I
        6.00%, 10/01/16(b)..........................          790        794,724
Baa1    Minnesota Higher Ed Fac Auth
        (Hamline Univ) Ser 99-5B
        6.00%, 10/01/29(b)..........................        1,250      1,255,163


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 25

------------------------
     MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

AA+     Minnesota Hsg Fin Agy SFMR
        Ser 96G AMT
        6.25%, 7/01/26..............................       $3,440   $  3,491,531
Aaa     Minnetonka MFHR
        (Archer Heights Apts Proj)
        GNMA Ser 99A AMT
        5.30%, 1/20/27(b)...........................        1,620      1,494,077
AA+     Rochester Hosp Rev
        (Mayo Med Ctr) Ser 92H
        7.509%, 11/15/15(c).........................        3,000      3,148,680
BBB-    So. St. Paul Hosp Rev
        (Health East Proj) Ser 94
        6.75%, 11/01/09.............................        1,480      1,421,821
Aaa     St. Cloud Hosp Rev
        (St Cloud Hospital) FSA Ser 00A
        5.875%, 5/01/30(b)..........................        1,800      1,820,250
Aaa     St. Paul MFHR
        (Wellington Proj) FHLMC Ser 99A
        5.10%, 2/01/24(b)...........................        1,980      1,828,015
                                                                    ------------

        Total Investments-92.9%
           (cost $35,835,241).......................                  36,977,336
        Other assets less liabilities-7.1%..........                   2,822,698
                                                                    ------------

        Net Assets-100%.............................                $ 39,800,034
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-98.3%
        New Jersey-92.0%
Aaa     Lafayette Yard NJ Com Dev Corp
        (Conv Ctr Hotel Proj) MBIA Ser 00
        5.80%, 4/01/35(b)...........................      $ 2,100   $  2,124,675
BBB-    New Jersey Eco Dev
        (American Airlines) AMT
        7.10%, 11/01/31.............................        4,500      4,586,355
AAA     New Jersey Eco Dev
        (American Water Co) FGIC AMT
        6.875%, 11/01/34............................        2,900      3,086,847
A+      New Jersey Eco Dev
        (Anheuser-Busch) Ser 95 AMT
        5.85%, 12/01/30.............................        6,750      6,739,875
AAA     New Jersey Eco Dev
        (Hackensack Water Co)
        MBIA Ser 94B AMT
        5.90%, 3/01/24..............................        4,000      4,027,320
NR      New Jersey Eco Dev
        (Kapkowski Rd) Ser 98B AMT
        6.50%, 4/01/31..............................       29,085     28,480,904
BBB     New Jersey Eco Dev PCR
        (NUI Corp) Ser 98A AMT
        5.25%, 11/01/33.............................       23,250     19,873,867
AAA     New Jersey Eco Dev
        (Pub Ser Elec & Gas) MBIA Ser 94A AMT
        6.40%, 5/01/32..............................        5,000      5,201,150
AAA     New Jersey Higher Ed
        (Student Loan) MBIA Ser 99A AMT
        5.25%, 6/01/18..............................        1,500      1,423,680
AAA     New Jersey Higher Ed
        (Student Loan) MBIA Ser 00A AMT
        6.15%, 6/01/19..............................        1,500      1,544,775
BBB-    New Jersey Hlth Care Fac
        (Englewood Hosp & Med Ctr) Ser 94
        6.75%, 7/01/24..............................        4,230      3,866,939
A       New Jersey Hlth Care Fac
        (Palisades Med Ctr) ACA Ser 99
        5.25%, 7/01/28..............................        3,840      3,354,816
A+      New Jersey Hlth Care Fac
        (Robert Wood Johnson) Ser 00
        5.75%, 7/01/31..............................        7,000      6,822,060
AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        AMBAC Ser 96A AMT
        6.25%, 5/01/28..............................        5,000      5,148,400


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 27

------------------------
    NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

AAA     New Jersey Hsg & Mtg Fin Agy MFHR
        FSA Ser 00 A1 AMT
        6.35%, 11/01/31.............................       $2,000   $  2,069,980
AAA     New Jersey Hsg & Mtg Fin Agy SFMR
        (Home Buyers) MBIA AMT
        6.35%, 10/01/27............................         5,000      5,115,850
AAA     New Jersey Hsg & Mtg Fin Agy SFMR
        (Home Buyers) MBIA AMT
        5.90%, 10/01/29.............................        7,000      6,932,800
AAA     Port Auth of NY & NJ
        (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
        5.75%, 12/01/22.............................        6,810      6,838,262
AAA     Port Auth of NY & NJ 96th
        FGIC Ser 94 AMT
        6.60%, 10/01/23.............................        6,550      6,901,015
AA-     Salem Cnty NJ Waste Disposal Auth
        (E.I. Dupont) Ser 92A AMT
        6.13%, 7/15/22..............................        3,500      3,538,920
BBB-    South Jersey Transportation Auth
        NJ Lease Rev
        (Raytheon Aircraft Service) Ser 97A AMT
        6.15%, 1/01/22..............................          500        481,045
AAA     Vineland NJ Sewer Auth
        (Landis) FGIC Ser 93C
        6.52%, 9/19/19(d)..........................         3,250      3,389,913
                                                                    ------------
                                                                     131,549,448
                                                                    ------------

        Puerto Rico-6.3%
AAA     Puerto Rico Hsg Fin Corp Rev SFMR
        GNMA Ser 98 AMT
        5.20%, 12/01/32.............................        7,600      7,024,300
BBB-    Puerto Rico Port Auth
        (American Airlines) Ser 96A AMT
        6.25%, 6/01/26..............................        1,900      1,918,202
                                                                    ------------
                                                                       8,942,502
                                                                    ------------

        Total Investments-98.3%
           (cost $134,872,461)......................                 140,491,950
        Other assets less liabilities-1.7%..........                   2,438,978
                                                                    ------------

        Net Assets-100%.............................                $142,930,928
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

        Municipal Bonds-97.7%
        Ohio-97.7%
BBB     Akron (Canal Park) COP Ser 96
        Zero Coupon, 12/01/01(e)....................      $ 5,000   $  4,955,750
BB      Cleveland Arpt Rev
        (Continental Airlines) Ser 98 AMT
        5.375%, 9/15/27.............................       19,015     14,910,803
AAA     Columbus Municipal Arpt Rev
        (Columbus Int'l Arpt) MBIA Ser 94A AMT
        6.25%, 1/01/24..............................        4,000      4,098,040
BBB     Cuyahoga Cnty Hosp Rev
        (University Hosp) Ser 00
        7.50%, 1/01/30..............................       22,250     23,145,340
A       Franklin Cnty
        (OCLC Online Computer Library Ctr)
        Ser 98
        5.20%, 10/01/20.............................        4,885      4,442,370
A       Hamilton Cnty Health Fac
        (Twin Towers) Ser 99A
        5.80%, 10/01/23.............................        1,775      1,658,933
Aaa     Lucas Cnty Health Fac
        (Altenheim Project) GNMA Ser 99
        5.50%, 7/20/40(b)...........................        3,200      2,958,400
BBB+    Ohio Air Quality Dev Auth PCR
        (Columbus Southern Pwr) Ser 85B
        6.25%, 12/01/20.............................        4,000      4,003,080
BB+     Ohio Air Quality Dev Auth PCR
        (Toledo Edison Co) Ser 97A AMT
        6.10%, 8/01/27..............................        5,000      4,692,950
AAA     Ohio Capital Corp MFHR
        (Sect 8 Assist) FHA/MBIA Ser 95E
        6.35%, 1/01/22..............................        1,965      2,038,648
A       Ohio Environmental Fac Rev
        (Ford Motor Co) Ser 00
        6.15%, 6/01/30..............................        4,500      4,585,815
Aa2     Ohio Hsg Fin Agy MFHR
        (Bridgeview Villa ll) FHA AMT
        6.45%, 12/01/33(b)..........................        1,965      2,017,092
AAA     Ohio Hsg Fin Agy SFMR
        GNMA Ser 94B-2 AMT
        6.70%, 3/01/25..............................        3,760      3,887,163
A+      Ohio Wtr Dev Auth
        (Anheuser-Busch) Ser 99 AMT
        6.00%, 8/01/29..............................        2,250      2,252,835
A-      Ohio Wtr Dev Auth
        (North Star/BHP) AMT
        6.45%, 9/01/20..............................        3,425      3,514,769


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 29

------------------------
          OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                              Principal
Poor's                                                     Amount
Ratings(a)                                                  (000)          Value
--------------------------------------------------------------------------------

BB+     Ohio Wtr Dev Auth PCR
        (Cleveland Electric) Ser 97A AMT
        6.10%, 8/01/20..............................       $2,000   $  1,892,180
AAA     Summit Cnty GO FGIC Ser 00
        6.00%, 12/01/21.............................        4,000      4,178,360
Baa2    Toledo-Lucas Cnty Port Fac
        (CSX Transportation) Ser 92
        6.45%, 12/15/21(b)..........................        4,700      4,808,993
                                                                    ------------

        Total Investments-97.7%
           (cost $91,174,392).......................                  94,041,521
        Other assets less liabilities-2.3%..........                   2,169,299
                                                                    ------------

        Net Assets-100%.............................                $ 96,210,820
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)         Value
--------------------------------------------------------------------------------
        Municipal Bonds-97.0%
        Pennsylvania-94.3%
A       Allegheny Cnty Higher Ed
        (Thiel College) ACA Ser 99A
        5.375%, 11/15/19............................       $ 1,300   $ 1,172,301
A       Allegheny Cnty Higher Ed
        (Thiel College) ACA Ser 99A
        5.375%, 11/15/29............................         2,000     1,767,460
A2      Allegheny Cnty Hosp
        (South Hills Hlth) Ser 99
        6.75%, 5/01/25(b)...........................         2,555     2,608,962
BBB     Allegheny Cnty IDR PCR
        (USX Corp) Ser 96
        6.10%, 1/15/18..............................         4,000     3,903,720
BBB     Allegheny Cnty IDR PCR
        (USX Corp) Ser 98
        5.50%, 12/01/29.............................        14,000    12,162,360
Aaa     Allegheny Cnty MFHR
        (Green Meadow Apts)
        GNMA Ser 98A-1 AMT
        5.125%, 10/20/40(b).........................         7,375     6,480,118
BBB+    Bradford Cnty IDR Solid Waste Disp Rev
        (Int'l Paper) Ser 95A AMT
        6.60%, 3/01/19..............................         2,500     2,545,450
BBB     Crawford Cnty Hosp Auth
        (Wesbury Methodist Cmnty) Ser 99
        6.25%, 8/15/29(c) ..........................         3,100     2,806,058
BBB+    Cumberland Cnty Municipal Auth Rev
        (Presbyterian Homes Inc) Ser 96
        6.00%, 12/01/26.............................         2,250     2,082,645
BBB-    Delaware Cnty Higher Ed
        (Eastern College) Ser 99
        5.625%, 10/01/28............................         3,300     2,899,875
NR      Harrisburg PA
        (Susquehanna Aero Proj) AMT
        5.50%, 1/01/24..............................         1,490     1,275,991
Aaa     Lehigh Northampton Arpt
        MBIA Ser 00 AMT
        6.00%, 5/15/30(b)...........................         4,400     4,467,056
AA      Montgomery Cnty Higher Ed
        (Beaver College) Asset Gty Ser 99
        5.70%, 4/01/27..............................         6,000     5,832,360
AAA     Montgomery Cnty Hlth Fac
        (Holy Redeemer Hlth Sys) AMBAC Ser 97A
        5.25%, 10/01/23.............................         6,600     6,142,224


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 31

------------------------
  PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)         Value
--------------------------------------------------------------------------------

BB-     New Morgan IDR Solid Waste Disp Rev
        (Browning-Ferris) Ser 94 AMT
        6.50%, 4/01/19..............................       $ 9,115  $  8,424,630
BBB     Pennsylvania Economic Dev Auth
        Waste Water Rev
        (Sun Co) Ser 94A AMT
        7.60%, 12/01/24.............................         5,000     5,375,850
AAA     Pennsylvania Higher Ed
        (Student Loan) AMBAC Ser 88D AMT
        6.05%, 1/01/19..............................         5,900     5,952,451
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 92-35D AMT
        7.614%, 4/01/25(d)..........................         9,500     9,787,660
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 94-41B AMT
        6.65%, 4/01/25..............................         4,950     5,107,954
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 99-67A AMT
        5.90%, 10/01/30.............................         2,780     2,752,978
AA+     Pennsylvania Hsg Fin Agy SFMR
        Ser 00-69A AMT
        6.25%, 4/01/31..............................         5,065     5,151,915
AAA     Philadelphia Arpt Sys Rev
        AMBAC Ser 95A AMT
        6.10%, 6/15/25..............................        10,000    10,208,000
AAA     Pittsburgh Urban Redev Auth SFMR
        Ser 00A AMT
        6.40%, 10/01/31.............................         5,340     5,531,920
AAA     Pittsburgh Urban Redev Auth SFMR
        FHA Ser 97A AMT
        6.25%, 10/01/28.............................           910       922,540
AA      Potter Cnty Hosp Auth
        (Charles Cole Memorial) Asset Gty Ser 96
        6.05%, 8/01/24..............................         4,340     4,428,927
BBB     Warren Cnty Hosp Auth
        (Warren General) Ser 94B
        7.00%, 4/01/19..............................         2,200     2,200,968
AAA     Washington Cnty Auth Rev
        (Capital Funding) AMBAC Ser 99
        6.15%, 12/01/29.............................         6,100     6,560,428
                                                                    ------------
                                                                     128,552,801
                                                                    ------------


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)         Value
--------------------------------------------------------------------------------

        Puerto Rico-2.7%
AAA     Puerto Rico Hsg Fin Corp Rev SFMR
        GNMA Ser 98 AMT
        5.20%, 12/01/32.............................        $4,005  $  3,701,621
                                                                    ------------

        Total Investments-97.0%
           (cost $128,321,243)......................                 132,254,422
        Other assets less liabilities-3.0%..........                   4,052,222
                                                                    ------------

        Net Assets-100%.............................                $136,306,644
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 33

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2000

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)         Value
--------------------------------------------------------------------------------

        Municipal Bonds-95.0%
        Virginia-92.1%
A+      Alexandria MFHR
        (Buckingham Village Apts) Ser 96A AMT
        6.15%, 1/01/29..............................       $ 4,000  $  4,020,400
AAA     Arlington Cnty IDR
        (Ogden Martin) FSA Ser 98B AMT
        5.25%, 1/01/09..............................         2,500     2,544,975
Baa2    Bedford Cnty IDR
        (Nekoosa Pkg/GA Pacific) Ser 99 AMT
        6.30%, 12/01/25(b)..........................         3,000     2,951,370
Baa2    Bedford Cnty IDR
        (Nekoosa Pkg/GA Pacific) Ser 99A AMT
        6.55%, 12/01/25(b)..........................        16,000    16,086,240
BBB     Giles Cnty IDR
        (Hoechst Celanese Corp) Ser 96 AMT
        6.45%, 5/01/26..............................         7,500     7,316,250
Baa2    Goochland Cnty IDR
        (Nekoosa Pkg/GA Pacific) Ser 98 AMT
        5.65%, 12/01/25(b)..........................         1,435     1,286,406
A-      Greater Richmond
        (Convention Ctr Proj) Ser 00
        6.25%, 6/15/32..............................        11,000    11,396,110
AAA     Harrisonburg MFHR
        (Battery Heights Assoc) GNMA Ser 96A
        6.25%, 4/20/36..............................         4,185     4,314,065
AAA     Harrisonburg MFHR
        (Greens of Salem Run) FSA Ser 97 AMT
        6.30%, 4/01/29..............................         4,160     4,312,006
BB-     Henrico Cnty IDR Solid Waste Rev
        (Browning-Ferris) Ser 97A AMT
        5.875%, 3/01/17.............................         4,750     4,141,098
A+      Henry Cnty Hosp Rev
        (Memorial Hosp Martinsville & Henry) Ser 97
        6.00%, 1/01/27..............................         1,250     1,243,325
BBB+    Isle of Wight Cnty Solid Waste Rev
        (Union Camp Corp) Ser 94 AMT
        6.55%, 4/01/24..............................         4,000     4,068,000
A+      James City Cnty Solid Waste Rev
        (Anheuser Busch Proj) Ser 97 AMT
        6.00%, 4/01/32..............................         4,200     4,225,116
AAA     Loudoun Cnty IDR Hosp Rev
        (Loudoun Hosp Ctr) FSA Ser 95
        5.80%, 6/01/20..............................         2,500     2,527,250
AA-     Metropolitan Washington DC Arpt Rev
        Ser 97B AMT
        5.50%, 10/01/23.............................         5,300     5,099,448


--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)         Value
--------------------------------------------------------------------------------

AAA     Newport News
        (Mennowood Cmntys) GNMA Ser 96A
        6.25%, 8/01/36..............................        $2,610  $  2,700,906
NR      Staunton Ed Fac
        (Mary Baldwin College) Ser 96
        6.75%, 11/01/21.............................         3,145     3,231,488
AA+     Virginia Hsg Dev Auth
        (Commonwealth Mtg) Ser 00B
        6.125%, 7/01/18.............................         5,500     5,668,135
AA+     Virginia Hsg Dev Auth
        (Commonwealth Mtg) Ser 96B AMT
        6.375%, 1/01/26.............................         1,540     1,572,294
AA+     Virginia Hsg Dev Auth MFHR
        Ser 99 AMT
        5.95%, 2/01/23..............................         5,525     5,547,984
AA      Virginia Res Auth Sewer Sys Rev
        (Hopewell Regl Wastewater Fac)
        Ser 95A AMT
        6.00%, 10/01/25.............................         1,375     1,392,971
                                                                    ------------
                                                                      95,645,837
                                                                    ------------
        Puerto Rico-2.9%
AA      Puerto Rico Fin Auth
        (Ascension Hlth) Ser 00A
        6.125%, 11/15/30............................         1,400     1,434,482
AAA     Puerto Rico Hsg Fin Corp Rev SFMR
        GNMA Ser 98A AMT
        5.20%, 12/01/32.............................         1,755     1,622,059
                                                                    ------------
                                                                       3,056,541
                                                                    ------------
        Total Investments-95.0%
           (cost $95,711,796).......................                  98,702,378
        Other assets less liabilities-5.0%..........                   5,146,155
                                                                    ------------

        Net Assets-100%.............................                $103,848,533
                                                                    ============

See footnote summary on page 36.
See Glossary of Terms on page 36.
See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 35

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

(a)   Unaudited.

(b)   Moody's Rating-unaudited.

(c)   Fitch's Rating-unaudited.

(d) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(e) Indicates a security that has a zero coupon that remains in effect until 12/01/01. On 12/01/01 it converts to 6.907% and will remain in effect until 12/01/16.

      Glossary of Terms:

      ACA     American Capital Access
      AMBAC   American Municipal Bond Assurance Corporation
      AMT     Alternative Minimum Tax
      COP     Certificate of Participation
      ETM     Escrow to Maturity
      FGIC    Financial Guaranty Insurance Company
      FHA     Federal Housing Administration
      FHLMC   Federal Home Loan Mortgage Corporation
      FNMA    Federal National Mortgage Association
      FSA     Financial Security Assurance, Inc.
      GNMA    Government National Mortgage Association
      GO      General Obligation
      IDR     Industrial Development Revenue
      MBIA    Municipal Bond Investors Assurance
      MFHR    Multi-Family Housing Revenue
      NR      Rating not applied for
      PCR     Pollution Control Revenue
      SFMR    Single Family Mortgage Revenue

      See notes to financial statements.


--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

STATEMENT OF ASSETS & LIABILITIES
September 30, 2000

                                                    Arizona          Florida
                                                 =============    =============
Assets
Investment in securities, at value
   (cost: $86,168,507 and $171,140,748,
   respectively) .............................   $  88,839,115    $ 175,913,446
Cash .........................................         271,197            7,648
Interest receivable ..........................       1,646,399        4,396,493
Receivable for shares of beneficial
   interest sold .............................         179,648          638,024
Receivable for investment securities sold ....              -0-       6,455,649
                                                 -------------    -------------
Total assets .................................      90,936,359      187,411,260
                                                 -------------    -------------
Liabilities
Payable for shares of beneficial
   interest redeemed .........................         254,355          458,597
Dividends payable ............................         123,056          245,569
Distribution fee payable .....................          47,005          104,575
Advisory fee payable .........................          12,126           41,858
Payable for investment securities
   purchased .................................              -0-       7,201,070
Accrued expenses and other liabilities .......          69,253           82,309
                                                 -------------    -------------
Total liabilities ............................         505,795        8,133,978
                                                 -------------    -------------
Net Assets ...................................   $  90,430,564    $ 179,277,282
                                                 =============    =============
Composition Of Net Assets
Shares of beneficial interest, at par ........   $      86,445    $     183,611
Additional paid-in capital ...................      91,588,907      191,499,978
Distributions in excess of net investment
   income ....................................        (107,900)        (148,512)
Accumulated net realized loss on
   investment transactions ...................      (3,807,496)     (17,030,493)
Net unrealized appreciation of investments ...       2,670,608        4,772,698
                                                 -------------    -------------
                                                 $  90,430,564    $ 179,277,282
                                                 =============    =============
Class A Shares
Net assets ...................................   $  47,258,484    $  75,422,390
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       4,515,596        7,727,021
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  34,231,517    $  65,391,102
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       3,273,909        6,695,823
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $   8,940,563    $  38,463,790
                                                 -------------    -------------
Shares of beneficial interest outstanding ....         855,014        3,938,239
                                                 -------------    -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................          $10.47            $9.76
Sales charge--4.25% of public
   offering price ............................             .46              .43
                                                        ------           ------
Maximum offering price .......................          $10.93           $10.19
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share .................................          $10.46            $9.77
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share .................................          $10.46            $9.77
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 37

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                 Massachusetts       Michigan
                                                 =============    =============
Assets
Investment in securities, at value
   (cost: $110,596,396 and $39,090,386,
   respectively) .............................   $ 114,273,486    $  40,071,227
Cash .........................................          63,908          420,094
Receivable for investment securities sold ....       6,589,160          993,545
Interest receivable ..........................       2,040,844          653,321
Receivable for shares of beneficial
   interest sold .............................         207,658          307,945
                                                 -------------    -------------
Total assets .................................     123,175,056       42,446,132
                                                 -------------    -------------
Liabilities
Payable for investment securities
   purchased .................................       6,073,208          685,994
Dividends payable ............................         173,504           55,099
Payable for shares of beneficial
   interest redeemed .........................         154,582           24,627
Distribution fee payable .....................          70,077           25,583
Advisory fee payable .........................          28,718           10,340
Accrued expenses and other liabilities .......          85,465           31,404
                                                 -------------    -------------
Total liabilities ............................       6,585,554          833,047
                                                 -------------    -------------
Net Assets ...................................   $ 116,589,502    $  41,613,085
                                                 =============    =============
Composition Of Net Assets
Shares of beneficial interest, at par ........   $     110,207    $      41,002
Additional paid-in capital ...................     122,236,299       41,687,154
Distributions in excess of net investment
   income ....................................         (42,894)         (13,814)
Accumulated net realized loss on
   investment transactions ...................      (9,391,200)      (1,082,098)
Net unrealized appreciation of investments ...       3,677,090          980,841
                                                 -------------    -------------
                                                 $ 116,589,502    $  41,613,085
                                                 =============    =============
Class A Shares
Net assets ...................................   $  45,418,261    $  14,608,939
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       4,289,623        1,438,380
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  39,964,033    $  14,943,254
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       3,779,628        1,472,935
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  31,207,208    $  12,060,892
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       2,951,490        1,188,903
                                                 -------------    -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................          $10.59           $10.16
Sales charge--4.25% of public
   offering price ............................             .47              .45
                                                        ------           ------
Maximum offering price .......................          $11.06           $10.61
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share .................................          $10.57           $10.15
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share .................................          $10.57           $10.14
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                   Minnesota        New Jersey
                                                 =============    =============
Assets
Investment in securities, at value
   (cost: $35,835,241, $134,872,461,
   respectively) .............................   $  36,977,336    $ 140,491,950
Cash .........................................         164,352           44,294
Receivable for investment securities sold ....       1,499,295        2,263,868
Receivable for shares of beneficial
   interest sold .............................         998,637        1,280,306
Interest receivable ..........................         617,156        3,400,016
                                                 -------------    -------------
Total assets .................................      40,256,776      147,480,434
                                                 -------------    -------------
Liabilities
Payable for investment securities
   purchased .................................         256,112        3,583,887
Payable for shares of beneficial
   interest redeemed .........................          84,630          576,966
Dividends payable ............................          53,347          190,388
Distribution fee payable .....................          20,638           88,776
Advisory fee payable .........................           5,335              540
Accrued expenses and other liabilities .......          36,680          108,949
                                                 -------------    -------------
Total liabilities ............................         456,742        4,549,506
                                                 -------------    -------------
Net Assets ...................................   $  39,800,034    $ 142,930,928
                                                 =============    =============
Composition Of Net Assets
Shares of beneficial interest, at par ........   $      40,960    $     144,010
Additional paid-in capital ...................      41,248,711      146,923,219
Undistributed net investment income (loss) ...          11,612          (31,179)
Accumulated net realized loss on
   investment transactions ...................      (2,643,344)      (9,724,611)
Net unrealized appreciation of
   investments ...............................       1,142,095        5,619,489
                                                 -------------    -------------
                                                 $  39,800,034    $ 142,930,928
                                                 =============    =============
Class A Shares
Net assets ...................................   $  20,212,466    $  49,666,629
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       2,080,253        5,004,701
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  12,063,872    $  62,149,063
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       1,241,552        6,262,065
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $   7,523,696    $  31,115,236
                                                 -------------    -------------
Shares of beneficial interest outstanding ....         774,150        3,134,272
                                                 -------------    -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................           $9.72            $9.92
Sales charge--4.25% of public
   offering price ............................             .43              .44
                                                        ------           ------
Maximum offering price .......................          $10.15           $10.36
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share .................................           $9.72            $9.92
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share .................................           $9.72            $9.93
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 39

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                     Ohio         Pennsylvania
                                                 =============    =============
Assets
Investment in securities, at value
   (cost: $91,174,392 and $128,321,243,
   respectively) .............................   $  94,041,521    $ 132,254,422
Receivable for investment securities sold ....       3,071,327        3,129,876
Interest receivable ..........................       1,290,884        3,120,279
Receivable for shares of beneficial
   interest sold .............................         462,056          922,305
                                                 -------------    -------------
Total assets .................................      98,865,788      139,426,882
                                                 -------------    -------------
Liabilities
Due to custodian .............................          39,175           98,117
Payable for investment securities
   purchased .................................       1,911,071        2,274,693
Payable for shares of beneficial
   interest redeemed .........................         393,668          339,935
Dividends payable ............................         132,568          188,716
Distribution fee payable .....................          59,046           72,680
Advisory fee payable .........................          22,170           42,032
Accrued expenses and other liabilities .......          97,270          104,065
                                                 -------------    -------------
Total liabilities ............................       2,654,968        3,120,238
                                                 -------------    -------------
Net Assets ...................................   $  96,210,820    $ 136,306,644
                                                 =============    =============
Composition Of Net Assets
Shares of beneficial interest, at par ........   $      98,486    $     137,939
Additional paid-in capital ...................     101,408,254      141,614,938
Undistributed net investment income (loss) ...          73,521          (47,116)
Accumulated net realized loss on
   investment transactions ...................      (8,236,570)      (9,332,296)
Net unrealized appreciation of investments ...       2,867,129        3,933,179
                                                 -------------    -------------
                                                 $  96,210,820    $ 136,306,644
                                                 =============    =============
Class A Shares
Net assets ...................................   $  32,489,621    $  68,287,930
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       3,326,614        6,911,019
                                                 -------------    -------------
Class B Shares
Net assets ...................................   $  40,812,183    $  44,713,097
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       4,177,701        4,524,441
                                                 -------------    -------------
Class C Shares
Net assets ...................................   $  22,909,016    $  23,305,617
                                                 -------------    -------------
Shares of beneficial interest outstanding ....       2,344,283        2,358,464
                                                 -------------    -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .................................           $9.77            $9.88
Sales charge--4.25% of public
   offering price ............................             .43              .44
                                                        ------           ------
Maximum offering price .......................          $10.20           $10.32
                                                        ======           ======
Class B Shares
Net asset value and offering price
   per share .................................           $9.77            $9.88
                                                        ======           ======
Class C Shares
Net asset value and offering price
   per share .................................           $9.77            $9.88
                                                        ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                                    Virginia
                                                                  =============
Assets
Investment in securities, at value
   (cost: $95,711,796) .....................................      $  98,702,378
Cash .......................................................            520,274
Receivable for investment securities sold ..................          2,822,288
Interest receivable ........................................          2,055,496
Receivable for shares of beneficial interest
   sold ....................................................            116,312
                                                                  -------------
Total assets ...............................................        104,216,748
                                                                  -------------
Liabilities
Dividends payable ..........................................            141,618
Payable for shares of beneficial interest redeemed .........            104,743
Distribution fee payable ...................................             63,303
Advisory fee payable .......................................             17,399
Accrued expenses and other liabilities .....................             41,152
                                                                  -------------
Total liabilities ..........................................            368,215
                                                                  -------------
Net Assets .................................................      $ 103,848,533
                                                                  =============
Composition Of Net Assets
Shares of beneficial interest, at par ......................      $     100,411
Additional paid-in capital .................................        106,291,647
Distributions in excess of net investment
   income ..................................................            (26,791)
Accumulated net realized loss on
   investment transactions .................................         (5,507,316)
Net unrealized appreciation of investments .................          2,990,582
                                                                  -------------
                                                                  $ 103,848,533
                                                                  =============
Class A Shares
Net assets .................................................      $  37,784,113
                                                                  -------------
Shares of beneficial interest outstanding ..................          3,650,248
                                                                  -------------
Class B Shares
Net assets .................................................      $  49,216,113
                                                                  -------------
Shares of beneficial interest outstanding ..................          4,760,574
                                                                  -------------
Class C Shares
Net assets .................................................      $  16,848,307
                                                                  -------------
Shares of beneficial interest outstanding ..................          1,630,321
                                                                  -------------
Calculation Of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...............................................             $10.35
Sales charge--4.25% of public
   offering price ..........................................                .46
                                                                         ------
Maximum offering price .....................................             $10.81
                                                                         ======
Class B Shares
Net asset value and offering price
   per share ...............................................             $10.34
                                                                         ======
Class C Shares
Net asset value and offering price
   per share ...............................................             $10.33
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 41

-----------------------
STATEMENT OF OPERATIONS
-----------------------

STATEMENT OF OPERATIONS
Year Ended September 30, 2000

                                                   Arizona            Florida
                                                 ============      ============
Investment Income
Interest ...................................     $  5,059,479      $ 11,205,913
                                                 ------------      ------------
Expenses
Advisory fee ...............................          517,679         1,119,008
Distribution fee - Class A .................          124,512           219,512
Distribution fee - Class B .................          323,271           652,939
Distribution fee - Class C .................           89,974           405,769
Custodian ..................................           98,454           113,152
Administrative .............................           93,000            93,000
Transfer agency ............................           41,491            87,880
Audit and legal ............................           31,220            54,663
Registration ...............................           26,808            16,500
Printing ...................................            4,161            22,513
Trustees' fees .............................            3,500             3,500
Miscellaneous ..............................            4,028             5,742
                                                 ------------      ------------
Total expenses .............................        1,358,098         2,794,178
Less: expenses waived and reimbursed by
   Adviser (see Note B) ....................         (422,763)         (738,686)
                                                 ------------      ------------
Net expenses ...............................          935,335         2,055,492
                                                 ------------      ------------
Net investment income ......................        4,124,144         9,150,421
                                                 ------------      ------------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions ............................       (1,443,971)       (6,318,682)
Net change in unrealized
   appreciation/depreciation
   of investments ..........................        2,222,566         4,972,716
                                                 ------------      ------------
Net gain (loss) on investments .............          778,595        (1,345,966)
                                                 ------------      ------------
Net Increase In Net Assets
   From Operations .........................     $  4,902,739      $  7,804,455
                                                 ============      ============

See notes to financial statements.


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                  Massachusetts       Michigan
                                                  =============     ===========
Investment Income
Interest .....................................     $ 7,374,350      $ 2,387,991
                                                   -----------      -----------
Expenses
Advisory fee .................................         731,359          237,658
Distribution fee - Class A ...................         142,271           39,731
Distribution fee - Class B ...................         401,078          134,600
Distribution fee - Class C ...................         294,859          113,215
Custodian ....................................         105,520           90,790
Administrative ...............................          93,000           93,000
Transfer agency ..............................          74,933           36,866
Audit and legal ..............................          40,667           21,992
Printing .....................................          22,927            8,172
Registration .................................          17,590           14,699
Trustees' fees ...............................           3,500            3,500
Miscellaneous ................................           2,867            3,919
                                                   -----------      -----------
Total expenses ...............................       1,930,571          798,142
Less: expenses waived and reimbursed by
   Adviser (see Note B) ......................        (543,195)        (249,856)
                                                   -----------      -----------
Net expenses .................................       1,387,376          548,286
                                                   -----------      -----------
Net investment income ........................       5,986,974        1,839,705
                                                   -----------      -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions ..............................      (4,330,566)        (262,417)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       3,361,018          655,739
                                                   -----------      -----------
Net gain (loss) on investments ...............        (969,548)         393,322
                                                   -----------      -----------
Net Increase In Net Assets
   From Operations ...........................     $ 5,017,426      $ 2,233,027
                                                   ===========      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 43

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                    Minnesota       New Jersey
                                                   ===========      ===========
Investment Income
Interest .....................................     $ 2,250,695      $ 8,329,477
                                                   -----------      -----------
Expenses
Advisory fee .................................         221,496          840,466
Distribution fee - Class A ...................          44,734          128,368
Distribution fee - Class B ...................         125,150          609,523
Distribution fee - Class C ...................          80,132          307,330
Custodian ....................................          93,728          107,534
Administrative ...............................          93,000           93,000
Transfer agency ..............................          34,293          130,899
Audit and legal ..............................          18,969           40,958
Printing .....................................           9,558           23,055
Registration .................................           5,818           13,999
Trustees' fees ...............................           3,500            3,500
Miscellaneous ................................           3,134            3,852
                                                   -----------      -----------
Total expenses ...............................         733,512        2,302,484
Less: expenses waived and reimbursed by
   Adviser (see Note B) ......................        (304,502)        (517,731)
                                                   -----------      -----------
Net expenses .................................         429,010        1,784,753
                                                   -----------      -----------
Net investment income ........................       1,821,685        6,544,724
                                                   -----------      -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions ..............................        (725,502)      (3,336,757)
Net change in unrealized
   appreciation/depreciation
   of investments ............................         849,993        3,260,518
                                                   -----------      -----------
Net gain (loss) on investments ...............         124,491          (76,239)
                                                   -----------      -----------
Net Increase In Net Assets
   From Operations ...........................     $ 1,946,176      $ 6,468,485
                                                   ===========      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                      Ohio          Pennsylvania
                                                   ===========      ============
Investment Income
Interest .....................................     $ 5,981,506      $ 8,408,665
                                                   -----------      -----------
Expenses
Advisory fee .................................         592,243          827,046
Distribution fee - Class A ...................          85,333          185,013
Distribution fee - Class B ...................         434,220          468,401
Distribution fee - Class C ...................         228,930          238,167
Custodian ....................................         101,842          106,803
Administrative ...............................          93,000           93,000
Transfer agency ..............................          72,683          100,791
Audit and legal ..............................          37,143           47,754
Registration .................................          19,949           18,694
Printing .....................................          15,518           33,155
Trustees' fees ...............................           3,500            3,500
Miscellaneous ................................           4,033            3,337
                                                   -----------      -----------
Total expenses ...............................       1,688,394        2,125,661
Less: expenses waived and reimbursed by
   Adviser (see Note B) ......................        (501,276)        (369,269)
                                                   -----------      -----------
Net expenses .................................       1,187,118        1,756,392
                                                   -----------      -----------
Net investment income ........................       4,794,388        6,652,273
                                                   -----------      -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions ..............................      (3,051,400)      (3,216,273)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       1,749,610        2,618,243
                                                   -----------      -----------
Net loss on investments ......................      (1,301,790)        (598,030)
                                                   -----------      -----------
Net Increase In Net Assets
   From Operations ...........................     $ 3,492,598      $ 6,054,243
                                                   ===========      ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 45

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                                      Virginia
                                                                    ===========
Investment Income
Interest ..................................................         $ 5,673,609
                                                                    -----------
Expenses
Advisory fee ..............................................             571,793
Distribution fee - Class A ................................              96,432
Distribution fee - Class B ................................             447,568
Distribution fee - Class C ................................             145,861
Custodian .................................................             100,580
Administrative ............................................              93,000
Transfer agency ...........................................              62,103
Audit and legal ...........................................              23,833
Printing ..................................................              13,862
Registration ..............................................               9,736
Trustees' fees ............................................               3,500
Miscellaneous .............................................               4,120
                                                                    -----------
Total expenses ............................................           1,572,388
Less: expenses waived and reimbursed by
   Adviser (see Note B) ...................................            (539,769)
                                                                    -----------
Net expenses ..............................................           1,032,619
                                                                    -----------
Net investment income .....................................           4,640,990
                                                                    -----------
Realized And Unrealized Gain (Loss)
On Investments
Net realized loss on investment
   transactions ...........................................          (2,134,258)
Net change in unrealized
   appreciation/depreciation
   of investments .........................................           2,656,230
                                                                    -----------
Net gain on investments ...................................             521,972
                                                                    -----------
Net Increase In Net Assets
   From Operations ........................................         $ 5,162,962
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

STATEMENT OF CHANGES
IN NET ASSETS

                                                             Arizona
                                                  ==============================
                                                   Year Ended        Year Ended
                                                  September 30,    September 30,
                                                      2000             1999
                                                  =============    =============
Increase (Decrease) In Net
Assets From Operations
Net investment income ........................    $  4,124,144     $  2,551,128
Net realized loss on investment
   transactions ..............................      (1,443,971)      (2,363,497)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       2,222,566       (1,186,209)
                                                  ------------     ------------
Net increase (decrease) in net assets
   from operations ...........................       4,902,739         (998,578)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................      (2,210,559)      (1,422,629)
   Class B ...................................      (1,496,494)        (856,109)
   Class C ...................................        (417,091)        (272,390)
Distributions in excess of net investment
   income
   Class A ...................................              -0-         (93,745)
   Class B ...................................            (523)         (75,448)
   Class C ...................................            (146)         (24,429)
Net realized gain on investments
   Class A ...................................              -0-         (79,250)
   Class B ...................................              -0-         (55,031)
   Class C ...................................              -0-         (18,802)
Transactions In Shares
Of Beneficial Interest
Net increase .................................      10,570,901       43,387,517
                                                  ------------     ------------
Total increase ...............................      11,348,827       39,491,106
Net Assets
Beginning of period ..........................      79,081,737       39,590,631
                                                  ------------     ------------
End of period ................................    $ 90,430,564     $ 79,081,737
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 47

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                            Florida
                                                 ==============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2000             1999
                                                 =============    =============
Increase (Decrease) In Net
Assets From Operations
Net investment income ........................   $   9,150,421    $   7,436,826
Net realized loss on investment
   transactions ..............................      (6,318,682)      (6,777,319)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       4,972,716       (4,449,716)
                                                 -------------    -------------
Net increase (decrease) in net assets
   from operations ...........................       7,804,455       (3,790,209)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................      (4,014,035)      (3,312,718)
   Class B ...................................      (3,097,119)      (2,459,083)
   Class C ...................................      (1,928,204)      (1,665,025)
Distributions in excess of net investment
   income
   Class A ...................................              -0-        (171,909)
   Class B ...................................              -0-        (150,028)
   Class C ...................................              -0-        (106,023)
Transactions In Shares
Of Beneficial Interest
Net increase (decrease) ......................      (8,941,141)      84,405,261
                                                 -------------    -------------
Total increase (decrease) ....................     (10,176,044)      72,750,266
Net Assets
Beginning of period ..........................     189,453,326      116,703,060
                                                 -------------    -------------
End of period ................................   $ 179,277,282    $ 189,453,326
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                         Massachusetts
                                                 ==============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2000             1999
                                                 =============    =============
Increase (Decrease) In Net
Assets From Operations
Net investment income ........................   $   5,986,974    $   4,187,302
Net realized loss on investment
   transactions ..............................      (4,330,566)      (5,060,634)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       3,361,018       (1,540,378)
                                                 -------------    -------------
Net increase (decrease) in net assets
   from operations ...........................       5,017,426       (2,413,710)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................      (2,571,130)      (1,836,597)
   Class B ...................................      (1,903,093)      (1,342,251)
   Class C ...................................      (1,399,961)      (1,008,454)
Distributions in excess of net investment
   income
   Class A ...................................              -0-        (135,677)
   Class B ...................................              -0-        (131,050)
   Class C ...................................              -0-        (102,932)
Net realized gain on investments
   Class A ...................................              -0-         (80,419)
   Class B ...................................              -0-         (63,701)
   Class C ...................................              -0-         (54,163)
Transactions In Shares
Of Beneficial Interest
Net increase .................................         694,663       62,444,310
                                                 -------------    -------------
Total increase (decrease) ....................        (162,095)      55,275,356
Net Assets
Beginning of period ..........................     116,751,597       61,476,241
                                                 -------------    -------------
End of period ................................   $ 116,589,502    $ 116,751,597
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 49

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                             Michigan
                                                  ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2000             1999
                                                  =============    =============

Increase (Decrease) In Net
Assets From Operations
Net investment income ........................    $  1,839,705     $  1,306,512
Net realized loss on investment
   transactions ..............................        (262,417)        (794,295)
Net change in unrealized
   appreciation/depreciation
   of investments ............................         655,739         (772,736)
                                                  ------------     ------------
Net increase (decrease) in net assets
   from operations ...........................       2,233,027         (260,519)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................        (690,808)        (461,761)
   Class B ...................................        (606,607)        (447,452)
   Class C ...................................        (511,085)        (397,299)
Distributions in excess of net investment
   income
   Class A ...................................              -0-         (30,996)
   Class B ...................................              -0-         (38,763)
   Class C ...................................              -0-         (35,476)
Net realized gain on investments
   Class A ...................................              -0-         (58,573)
   Class B ...................................              -0-         (65,313)
   Class C ...................................              -0-         (63,713)
Transactions In Shares
Of Beneficial Interest
Net increase .................................       4,836,586       11,177,569
                                                  ------------     ------------
Total increase ...............................       5,261,113        9,317,704
Net Assets
Beginning of period ..........................      36,351,972       27,034,268
                                                  ------------     ------------
End of period ................................    $ 41,613,085     $ 36,351,972
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Minnesota
                                                  ==============================
                                                   Year Ended       Year Ended
                                                  September 30,    September 30,
                                                      2000             1999
                                                  =============    =============
Increase (Decrease) In Net
Assets From Operations
Net investment income ........................    $  1,821,685     $  1,373,071
Net realized loss on investment
   transactions ..............................        (725,502)        (774,099)
Net change in unrealized
   appreciation/depreciation
   of investments ............................         849,993       (1,040,378)
                                                  ------------     ------------
Net increase (decrease) in net assets
   from operations ...........................       1,946,176         (441,406)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................        (809,194)        (410,462)
   Class B ...................................        (582,388)        (610,472)
   Class C ...................................        (373,890)        (352,137)
Distributions in excess of net investment
   income
   Class A ...................................              -0-         (13,422)
   Class B ...................................              -0-         (25,067)
   Class C ...................................              -0-         (13,957)
Transactions In Shares
Of Beneficial Interest
Net increase .................................       5,826,773        7,815,621
                                                  ------------     ------------
Total increase ...............................       6,007,477        5,948,698
Net Assets
Beginning of period ..........................      33,792,557       27,843,859
                                                  ------------     ------------
End of period ................................    $ 39,800,034     $ 33,792,557
                                                  ============     ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 51

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                           New Jersey
                                                 ==============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2000             1999
                                                 =============    =============
Increase (Decrease) In Net
Assets From Operations
Net investment income ........................   $   6,544,724    $   4,960,041
Net realized loss on investment
   transactions ..............................      (3,336,757)      (2,765,281)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       3,260,518       (3,817,282)
                                                 -------------    -------------
Net increase (decrease) in net assets
   from operations ...........................       6,468,485       (1,622,522)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................      (2,268,250)      (1,250,108)
   Class B ...................................      (2,756,064)      (2,454,054)
   Class C ...................................      (1,390,783)      (1,255,879)
Distributions in excess of net investment
   income
   Class A ...................................              -0-         (16,310)
   Class B ...................................              -0-         (57,365)
   Class C ...................................              -0-         (32,337)
Transactions In Shares
Of Beneficial Interest
Net increase .................................      12,261,589       40,926,509
                                                 -------------    -------------
Total increase ...............................      12,314,977       34,237,934
Net Assets
Beginning of period ..........................     130,615,951       96,378,017
                                                 -------------    -------------
End of period ................................   $ 142,930,928    $ 130,615,951
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                              Ohio
                                                 ==============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2000             1999
                                                 =============    =============
Increase (Decrease) In Net
Assets From Operations
Net investment income ........................   $   4,794,388    $   3,735,632
Net realized loss on investment
   transactions ..............................      (3,051,400)      (2,325,166)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       1,749,610       (2,893,533)
                                                 -------------    -------------
Net increase (decrease) in net assets
   from operations ...........................       3,492,598       (1,483,067)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................      (1,528,439)        (914,541)
   Class B ...................................      (2,004,386)      (1,908,969)
   Class C ...................................      (1,058,452)        (912,122)
Distributions in excess of net investment
   income
   Class A ...................................              -0-         (44,837)
   Class B ...................................              -0-        (108,943)
   Class C ...................................              -0-         (49,086)
Transactions In Shares
Of Beneficial Interest
Net increase (decrease) ......................      (3,100,234)      37,636,801
                                                 -------------    -------------
Total increase (decrease) ....................      (4,198,913)      32,215,236
Net Assets
Beginning of period ..........................     100,409,733       68,194,497
                                                 -------------    -------------
End of period ................................   $  96,210,820    $ 100,409,733
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o  53

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          Pennsylvania
                                                 ==============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2000             1999
                                                 =============    =============
Increase (Decrease) In Net
Assets From Operations
Net investment income ........................   $   6,652,273    $   5,141,597
Net realized loss on investment
   transactions ..............................      (3,216,273)      (5,789,857)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       2,618,243       (3,757,992)
                                                 -------------    -------------
Net increase (decrease) in net assets
   from operations ...........................       6,054,243       (4,406,252)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................      (3,276,524)      (2,252,014)
   Class B ...................................      (2,143,368)      (1,940,681)
   Class C ...................................      (1,091,618)        (948,902)
Distributions in excess of net investment
   income
   Class A ...................................              -0-        (167,279)
   Class B ...................................              -0-        (181,017)
   Class C ...................................              -0-         (84,332)
Transactions In Shares
Of Beneficial Interest
Net increase (decrease) ......................      (5,642,255)      59,757,965
                                                 -------------    -------------
Total increase (decrease) ....................      (6,099,522)      49,777,488
Net Assets
Beginning of period ..........................     142,406,166       92,628,678
                                                 -------------    -------------
End of period ................................   $ 136,306,644    $ 142,406,166
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                            Virginia
                                                 ==============================
                                                  Year Ended       Year Ended
                                                 September 30,    September 30,
                                                     2000             1999
                                                 =============    =============
Increase (Decrease) In Net
Assets From Operations
Net investment income ........................   $   4,640,990    $   2,352,613
Net realized loss on investment
   transactions ..............................      (2,134,258)      (3,373,058)
Net change in unrealized
   appreciation/depreciation
   of investments ............................       2,656,230         (384,519)
                                                 -------------    -------------
Net increase (decrease) in net assets
   from operations ...........................       5,162,962       (1,404,964)
Dividends And Distributions
To Shareholders From:
Net investment income
   Class A ...................................      (1,740,980)        (833,405)
   Class B ...................................      (2,122,937)      (1,174,902)
   Class C ...................................        (692,196)        (344,306)
Distributions in excess of net investment
   income
   Class A ...................................              -0-         (91,739)
   Class B ...................................              -0-        (167,735)
   Class C ...................................              -0-         (48,628)
Net realized gain on investments
   Class A ...................................              -0-         (31,533)
   Class B ...................................              -0-         (51,651)
   Class C ...................................              -0-         (14,082)
Transactions In Shares
Of Beneficial Interest
Net increase .................................      20,125,507       56,394,462
                                                 -------------    -------------
Total increase ...............................      20,732,356       52,231,517
Net Assets
Beginning of period ..........................      83,116,177       30,884,660
                                                 -------------    -------------
End of period ................................   $ 103,848,533    $  83,116,177
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 55

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTES TO FINANCIAL STATEMENTS

September 30, 2000

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of
 .625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the year ended September 30, 2000, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $399,763; Florida Portfolio, $738,686; Massachusetts Portfolio, $543,195; Michigan Portfolio, $156,856; Minnesota Portfolio, $211,502; New Jersey Portfolio, $517,731; Ohio Portfolio, $501,276; Pennsylvania Portfolio, $369,269; and Virginia Portfolio, $446,769.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 57

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Pursuant to the advisory agreement, the Adviser provides to each Portfolio certain legal and accounting services. For the year ended September 30, 2000, the Adviser agreed to waive all or a portion of its fees for such services. The aggregate amounts of such fee waivers were $93,000 for the Michigan, Minnesota and Virginia Portfolios and $23,000 for the Arizona Portfolio. In addition, the Adviser agreed to reimburse each Portfolio for certain operating expenses. There were no such expenses for any of the Portfolios.

Each Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $28,565; Florida Portfolio, $59,047; Massachusetts Portfolio, $46,249; Michigan Portfolio, $24,788; Minnesota Portfolio, $22,395; New Jersey Portfolio, $69,864; Ohio Portfolio, $45,631; Pennsylvania Portfolio, $60,578; and Virginia Portfolio, $44,325.

For the year ended September 30, 2000, each Portfolio's expenses were reduced under an expense offset arrangement with Alliance Fund Services as follows:
Arizona Portfolio, by $1,573; Florida Portfolio, by $3,192; Massachusetts Portfolio, by $2,529; Michigan Portfolio, by $1,373; Minnesota Portfolio, by $1,255; New Jersey Portfolio, by $3,620; Ohio Portfolio, by $2,415; Pennsylvania Portfolio, by $3,540; and Virginia Portfolio, by $2,436.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended September 30, 2000 as follows:

                           Front End          Contingent Deferred Sales Charges
                       Sales Charges        ------------------------------------
Portfolio                    Class A         Class A       Class B       Class C
--------------------------------------------------------------------------------
Arizona                      $    -0-       $ 10,000      $ 91,403      $  8,675
Florida                           -0-          6,110       117,614        11,244
Massachusetts                  6,283           9,477       112,118        11,921
Michigan                      14,830              -0-       29,524         4,767
Minnesota                         -0-          6,142        12,573         2,178
New Jersey                    34,793              20       121,778        13,785
Ohio                           4,162          41,250       116,762        11,661
Pennsylvania                  18,386             230        71,782        19,083
Virginia                       3,671          25,000       109,058         7,899


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                           Class B              Class C
--------------------------------------------------------------------------------
Arizona ..............................           $2,469,769           $  475,168
Florida ..............................            3,279,733            1,815,271
Massachusetts ........................            2,281,573            1,372,872
Michigan .............................            1,841,187            1,593,556
Minnesota ............................            2,055,557            1,229,533
New Jersey ...........................            3,940,227            1,480,257
Ohio .................................            3,268,056            1,498,157
Pennsylvania .........................            2,971,259            1,242,666
Virginia .............................            3,199,307              803,433

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the year ended September 30, 2000 were as follows:

Portfolio                                       Purchases                  Sales
--------------------------------------------------------------------------------
Arizona ..........................           $175,840,932           $162,707,847
Florida ..........................            497,234,474            505,957,343
Massachusetts ....................            442,801,637            438,969,414
Michigan .........................            110,954,485            107,532,775
Minnesota ........................            111,837,858            107,243,629
New Jersey .......................            312,358,899            297,157,712
Ohio .............................            287,426,238            285,260,886
Pennsylvania .....................            465,248,725            472,270,922
Virginia .........................            279,040,486            261,474,294


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 59

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

At September 30, 2000, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                    Gross Unrealized  Gross Unrealized   Net Unrealized
Portfolio                 Tax Cost      Appreciation      Depreciation     Appreciation
---------------------------------------------------------------------------------------
Arizona               $ 86,509,137      $  2,372,774      $    (42,796)    $  2,329,978
Florida                171,161,673         4,854,002          (102,229)       4,751,773
Massachusetts          110,777,177         3,496,309                -0-       3,496,309
Michigan                39,226,142           850,359            (5,274)         845,085
Minnesota               35,962,418         1,015,446              (528)       1,014,918
New Jersey             134,974,165         5,526,121            (8,336)       5,517,785
Ohio                    91,741,713         2,454,448          (154,640)       2,299,808
Pennsylvania           128,542,643         3,871,517          (159,738)       3,711,779
Virginia                96,019,175         2,697,042           (13,839)       2,683,203

For Federal income tax purposes at September 30, 2000, the Fund had capital loss carryforwards for the following Portfolios:

                        Expiring       Expiring       Expiring         Expiring
                         in 2003        in 2004        in 2007          in 2008
-------------------------------------------------------------------------------
Arizona              $        -0-     $      -0-     $      -0-     $ 2,626,903
Florida                3,931,206             -0-         4,853        7,457,727
Massachusetts                 -0-            -0-            -0-       7,248,317
Michigan                      -0-            -0-            -0-         910,031
Minnesota                650,584        492,981             -0-       1,051,696
New Jersey             3,051,602        349,704             -0-       3,327,295
Ohio                   2,526,402        332,000             -0-       2,491,530
Pennsylvania             316,038             -0-         1,363        8,505,784
Virginia                      -0-            -0-            -0-       3,978,133

Capital losses incurred after October 31 ("post October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and elected to defer the following net capital losses during the fiscal year 2000.

                               Post October Losses
                               -------------------
Arizona                                                               $  839,963
Florida                                                                5,615,782
Massachusetts                                                          1,962,102
Michigan                                                                  36,311
Minnesota                                                                320,906
New Jersey                                                             2,894,306
Ohio                                                                   2,319,316
Pennsylvania                                                             287,711
Virginia                                                               1,221,804

To the extent that the carryover losses are used to offset future capital gains, it is probable that the gain to offset will not be distributed to shareholders.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                    -----------------------------   -----------------------------
                                 Shares                             Amount
                    -----------------------------   -----------------------------
                       Year Ended      Year Ended      Year Ended      Year Ended
                    September 30,   September 30,   September 30,   September 30,
Arizona Portfolio            2000            1999            2000            1999
---------------------------------------------------------------------------------
Class A
Shares sold             1,856,655       2,277,927    $ 18,930,679    $ 24,623,422
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions          108,731          72,186       1,115,566         777,242
---------------------------------------------------------------------------------
Shares converted
   from Class B            93,637          19,950         956,418         215,625
---------------------------------------------------------------------------------
Shares redeemed        (1,244,309)       (588,982)    (12,714,107)     (6,374,579)
---------------------------------------------------------------------------------
Net increase              814,714       1,781,081    $  8,288,556    $ 19,241,710
=================================================================================

Class B
Shares sold               975,420       1,905,927    $ 10,008,779    $ 20,514,932
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions           76,864          51,041         786,969         548,786
---------------------------------------------------------------------------------
Shares converted
   to Class A             (93,680)        (19,950)       (956,418)       (215,625)
---------------------------------------------------------------------------------
Shares redeemed          (692,556)       (170,811)     (7,074,992)     (1,824,014)
---------------------------------------------------------------------------------
Net increase              266,048       1,766,207    $  2,764,338    $ 19,024,079
=================================================================================

Class C
Shares sold               273,926         552,598    $  2,799,629    $  5,960,967
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions           21,744          16,202         222,385         174,860
---------------------------------------------------------------------------------
Shares redeemed          (342,651)        (93,570)     (3,504,007)     (1,014,099)
---------------------------------------------------------------------------------
Net increase
   (decrease)             (46,981)        475,230    $   (481,993)   $  5,121,728
=================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 61

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -----------------------------   -----------------------------
                              Shares                           Amount
                    -----------------------------   -----------------------------
                       Year Ended      Year Ended      Year Ended      Year Ended
                    September 30,   September 30,   September 30,   September 30,
Florida Portfolio            2000            1999            2000            1999
---------------------------------------------------------------------------------
Class A
Shares sold             2,566,311       4,938,321    $ 24,438,087    $ 50,810,230
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends              184,140         157,067       1,762,270       1,602,230
---------------------------------------------------------------------------------
Shares converted
   from Class B           463,681         307,992       4,429,715       3,065,724
---------------------------------------------------------------------------------
Shares redeemed        (3,613,466)     (1,515,732)    (34,473,817)    (15,363,283)
---------------------------------------------------------------------------------
Net increase
   (decrease)            (399,334)      3,887,648    $ (3,843,745)   $ 40,114,901
=================================================================================

Class B
Shares sold             1,802,032       3,874,899    $ 17,249,875    $ 39,796,253
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends              163,330         132,982       1,562,651       1,358,222
---------------------------------------------------------------------------------
Shares converted
   to Class A            (463,533)       (307,992)     (4,429,715)     (3,065,724)
---------------------------------------------------------------------------------
Shares redeemed        (1,687,659)       (704,252)    (16,081,782)     (7,164,709)
---------------------------------------------------------------------------------
Net increase
   (decrease)            (185,830)      2,995,637    $ (1,698,971)   $ 30,924,042
=================================================================================

Class C
Shares sold             1,051,801       1,798,383    $ 10,079,336    $ 18,543,697
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends              108,711          95,440       1,039,907         975,564
---------------------------------------------------------------------------------
Shares redeemed        (1,519,095)       (603,835)    (14,517,668)     (6,152,943)
---------------------------------------------------------------------------------
Net increase
   (decrease)            (358,583)      1,289,988    $ (3,398,425)   $ 13,366,318
=================================================================================

                         -----------------------------   -----------------------------
                                    Shares                           Amount
                         -----------------------------   -----------------------------
                            Year Ended      Year Ended      Year Ended      Year Ended
                         September 30,   September 30,   September 30,   September 30,
Massachusetts Portfolio           2000            1999            2000            1999
--------------------------------------------------------------------------------------
Class A
Shares sold                  3,870,727       3,312,860    $ 39,956,518    $ 37,219,332
--------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               119,699         114,805       1,242,591       1,280,006
--------------------------------------------------------------------------------------
Shares converted
   from Class B                 53,711          18,753         557,445         202,106
--------------------------------------------------------------------------------------
Shares redeemed             (3,953,939)     (1,268,882)    (40,717,058)    (14,120,578)
--------------------------------------------------------------------------------------
Net increase                    90,198       2,177,536    $  1,039,496    $ 24,580,866
======================================================================================


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                         -----------------------------   -----------------------------
                                    Shares                           Amount
                         -----------------------------   -----------------------------
                            Year Ended      Year Ended      Year Ended      Year Ended
                         September 30,   September 30,   September 30,   September 30,
Massachusetts Portfolio           2000            1999            2000            1999
--------------------------------------------------------------------------------------
Class B
Shares sold                    701,960       2,527,508    $  7,282,614    $ 28,165,325
--------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               106,504          81,618       1,103,845         910,840
--------------------------------------------------------------------------------------
Shares converted
   to Class A                  (53,776)        (18,753)       (557,445)       (202,106)
--------------------------------------------------------------------------------------
Shares redeemed               (979,204)       (378,875)    (10,141,966)     (4,147,852)
--------------------------------------------------------------------------------------
Net increase
   (decrease)                 (224,516)      2,211,498    $ (2,312,952)   $ 24,726,207
======================================================================================

Class C
Shares sold                  1,104,460       1,554,684    $ 11,373,666    $ 17,399,768
--------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               100,372          73,064       1,040,730         814,318
--------------------------------------------------------------------------------------
Shares redeemed             (1,011,826)       (455,361)    (10,446,277)     (5,076,849)
--------------------------------------------------------------------------------------
Net increase                   193,006       1,172,387    $  1,968,119    $ 13,137,237
======================================================================================

                     ----------------------------  ----------------------------
                                Shares                        Amount
                     ----------------------------  ----------------------------
                        Year Ended     Year Ended     Year Ended     Year Ended
                     September 30,  September 30,  September 30,  September 30,
Michigan Portfolio            2000           1999           2000           1999
-------------------------------------------------------------------------------
Class A
Shares sold                722,401        487,789    $ 7,130,569    $ 5,078,916
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            42,594         32,476        421,840        337,440
-------------------------------------------------------------------------------
Shares converted
   from Class B             78,253          2,666        772,080         28,003
-------------------------------------------------------------------------------
Shares redeemed           (573,366)      (167,913)    (5,684,298)    (1,734,568)
-------------------------------------------------------------------------------
Net increase               269,882        355,018    $ 2,640,191    $ 3,709,791
===============================================================================

Class B
Shares sold                509,186        623,638    $ 5,037,342    $ 6,488,521
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            34,447         36,531        340,544        379,775
-------------------------------------------------------------------------------
Shares converted
   to Class A              (78,329)        (2,666)      (772,080)       (28,003)
-------------------------------------------------------------------------------
Shares redeemed           (369,536)      (167,093)    (3,623,920)    (1,729,098)
-------------------------------------------------------------------------------
Net increase                95,768        490,410    $   981,886    $ 5,111,195
===============================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 63

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                     ----------------------------  ----------------------------
                                Shares                        Amount
                     ----------------------------  ----------------------------
                        Year Ended     Year Ended     Year Ended     Year Ended
                     September 30,  September 30,  September 30,  September 30,
Michigan Portfolio            2000           1999           2000           1999
-------------------------------------------------------------------------------
Class C
Shares sold                527,572        498,274    $ 5,227,244    $ 5,196,724
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            40,772         38,412        403,193        398,957
-------------------------------------------------------------------------------
Shares redeemed           (448,502)      (314,121)    (4,415,928)    (3,239,098)
-------------------------------------------------------------------------------
Net increase               119,842        222,565    $ 1,214,509    $ 2,356,583
===============================================================================

                     ----------------------------  ----------------------------
                                Shares                        Amount
                     ----------------------------  ----------------------------
                        Year Ended     Year Ended     Year Ended     Year Ended
                     September 30,  September 30,  September 30,  September 30,
Minnesota Portfolio           2000           1999           2000           1999
-------------------------------------------------------------------------------
Class A
Shares sold              1,038,812        497,561    $ 9,954,253    $ 5,020,946
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                44,751         27,350        426,425        273,996
-------------------------------------------------------------------------------
Shares converted
   from Class B            202,898         82,720      1,922,179        805,502
-------------------------------------------------------------------------------
Shares redeemed           (302,710)      (123,890)    (2,863,592)    (1,231,987)
-------------------------------------------------------------------------------
Net increase               983,751        483,741    $ 9,439,265    $ 4,868,457
===============================================================================

Class B
Shares sold                289,103        352,879    $ 2,761,982    $ 3,549,698
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                37,751         40,642        359,400        408,744
-------------------------------------------------------------------------------
Shares converted
   to Class A             (202,882)       (82,720)    (1,922,179)      (805,502)
-------------------------------------------------------------------------------
Shares redeemed           (342,232)      (208,063)    (3,250,404)    (2,072,985)
-------------------------------------------------------------------------------
Net increase
   (decrease)             (218,260)       102,738    $(2,051,201)   $ 1,079,955
===============================================================================

Class C
Shares sold                121,928        311,979    $ 1,164,949    $ 3,153,964
-------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                28,935         28,240        275,465        283,659
-------------------------------------------------------------------------------
Shares redeemed           (315,968)      (156,007)    (3,001,705)    (1,570,414)
-------------------------------------------------------------------------------
Net increase
   (decrease)             (165,105)       184,212    $(1,561,291)   $ 1,867,209
===============================================================================


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                      -----------------------------   -----------------------------
                                  Shares                           Amount
                      -----------------------------   -----------------------------
                         Year Ended      Year Ended      Year Ended      Year Ended
                      September 30,   September 30,   September 30,   September 30,
New Jersey Portfolio           2000            1999            2000            1999
-----------------------------------------------------------------------------------
Class A
Shares sold               2,110,449       1,418,607    $ 20,395,892    $ 14,654,659
-----------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                122,419          71,338       1,186,150         736,677
-----------------------------------------------------------------------------------
Shares converted
   from Class B             741,480         501,257       7,152,154       5,056,860
-----------------------------------------------------------------------------------
Shares redeemed          (1,302,929)       (792,821)    (12,525,557)     (8,182,428)
-----------------------------------------------------------------------------------
Net increase              1,671,419       1,198,381    $ 16,208,639    $ 12,265,768
===================================================================================

Class B
Shares sold               1,695,875       3,200,774    $ 16,459,266    $ 33,167,812
-----------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                184,273         162,998       1,783,712       1,683,868
-----------------------------------------------------------------------------------
Shares converted
   to Class A              (741,372)       (501,257)     (7,152,154)     (5,056,860)
-----------------------------------------------------------------------------------
Shares redeemed          (1,415,970)       (914,657)    (13,650,743)     (9,402,931)
-----------------------------------------------------------------------------------
Net increase
   (decrease)              (277,194)      1,947,858    $ (2,559,919)   $ 20,391,889
===================================================================================

Class C
Shares sold                 815,133       1,216,161    $  7,916,397    $ 12,623,102
-----------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                 96,313          84,996         932,437         878,529
-----------------------------------------------------------------------------------
Shares redeemed          (1,057,324)       (507,784)    (10,235,965)     (5,232,779)
-----------------------------------------------------------------------------------
Net increase
   (decrease)              (145,878)        793,373    $ (1,387,131)   $  8,268,852
===================================================================================

                    -----------------------------   -----------------------------
                               Shares                         Amount
                    -----------------------------   -----------------------------
                       Year Ended      Year Ended      Year Ended      Year Ended
                    September 30,   September 30,   September 30,   September 30,
Ohio Portfolio               2000            1999            2000            1999
---------------------------------------------------------------------------------
Class A
Shares sold               846,158       1,475,518    $  8,165,215    $ 15,096,494
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends               98,790          48,567         947,389         496,061
---------------------------------------------------------------------------------
Shares converted
   from Class B           645,321         290,049       6,130,635       2,897,413
---------------------------------------------------------------------------------
Shares redeemed        (1,025,457)       (412,951)     (9,805,778)     (4,253,626)
---------------------------------------------------------------------------------
Net increase              564,812       1,401,183    $  5,437,461    $ 14,236,342
=================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 65

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                    -----------------------------   -----------------------------
                               Shares                         Amount
                    -----------------------------   -----------------------------
                       Year Ended      Year Ended      Year Ended      Year Ended
                    September 30,   September 30,   September 30,   September 30,
Ohio Portfolio               2000            1999            2000            1999
---------------------------------------------------------------------------------
Class B
Shares sold               956,292       2,157,546    $  9,174,916    $ 22,134,341
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends              135,146         136,727       1,295,052       1,403,955
---------------------------------------------------------------------------------
Shares converted
   to Class A            (645,213)       (290,049)     (6,184,635)     (2,897,413)
---------------------------------------------------------------------------------
Shares redeemed        (1,244,603)       (596,765)    (11,873,682)     (6,060,731)
---------------------------------------------------------------------------------
Net increase
   (decrease)            (798,378)      1,407,459    $ (7,588,349)   $ 14,580,152
=================================================================================

Class C
Shares sold               621,261       1,196,091    $  5,954,337    $ 12,324,925
---------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends               67,130          64,479         644,074         659,657
---------------------------------------------------------------------------------
Shares redeemed          (790,731)       (410,627)     (7,547,757)     (4,164,275)
---------------------------------------------------------------------------------
Net increase
   (decrease)            (102,340)        849,943    $   (949,346)   $  8,820,307
=================================================================================

                        -----------------------------   -----------------------------
                                   Shares                         Amount
                        -----------------------------   -----------------------------
                           Year Ended      Year Ended      Year Ended      Year Ended
                        September 30,   September 30,   September 30,   September 30,
Pennsylvania Portfolio           2000            1999            2000            1999
-------------------------------------------------------------------------------------
Class A
Shares sold                 1,759,176       3,024,140    $ 17,065,835    $ 31,598,359
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                  208,257         150,874       2,018,532       1,566,915
-------------------------------------------------------------------------------------
Shares converted
   from Class B               567,875         477,975       5,501,230       4,823,033
-------------------------------------------------------------------------------------
Shares redeemed            (1,938,986)       (680,929)    (18,774,423)     (7,066,429)
-------------------------------------------------------------------------------------
Net increase                  596,322       2,972,060    $  5,811,174    $ 30,921,878
=====================================================================================

Class B
Shares sold                 1,143,643       2,668,536    $ 11,092,896    $ 27,855,387
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                  136,473         122,280       1,321,432       1,271,826
-------------------------------------------------------------------------------------
Shares converted
   to Class A                (567,932)       (477,975)     (5,501,230)     (4,823,033)
-------------------------------------------------------------------------------------
Shares redeemed            (1,446,558)       (756,737)    (13,974,905)     (7,843,288)
-------------------------------------------------------------------------------------
Net increase
   (decrease)                (734,374)      1,556,104    $ (7,061,807)   $ 16,460,892
=====================================================================================


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                        -----------------------------   -----------------------------
                                   Shares                           Amount
                        -----------------------------   -----------------------------
                           Year Ended      Year Ended      Year Ended      Year Ended
                        September 30,   September 30,   September 30,   September 30,
Pennsylvania Portfolio           2000            1999            2000            1999
-------------------------------------------------------------------------------------
Class C
Shares sold                   562,077       1,404,524    $  5,452,362    $ 14,722,908
-------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends                   70,224          59,984         680,054         624,110
-------------------------------------------------------------------------------------
Shares redeemed            (1,095,926)       (287,237)    (10,524,038)     (2,971,823)
-------------------------------------------------------------------------------------
Net increase
   (decrease)                (463,625)      1,177,271    $ (4,391,622)   $ 12,375,195
=====================================================================================

                      -----------------------------   -----------------------------
                                 Shares                             Amount
                      -----------------------------   -----------------------------
                         Year Ended      Year Ended      Year Ended      Year Ended
                      September 30,   September 30,   September 30,   September 30,
Virginia Portfolio             2000            1999            2000            1999
-----------------------------------------------------------------------------------
Class A
Shares sold               1,643,283       1,961,441    $ 16,689,473    $ 20,961,953
-----------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             85,822          64,215         871,541         684,946
-----------------------------------------------------------------------------------
Shares converted
   from Class B              33,791           9,212         344,049          96,919
-----------------------------------------------------------------------------------
Shares redeemed            (838,839)       (244,939)     (8,577,211)     (2,603,335)
-----------------------------------------------------------------------------------
Net increase                924,057       1,789,929    $  9,327,852    $ 19,140,483
===================================================================================

Class B
Shares sold               1,287,195       2,789,674    $ 13,075,898    $ 29,989,497
-----------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            140,005         104,702       1,419,246       1,116,887
-----------------------------------------------------------------------------------
Shares converted
   to Class A               (33,832)         (9,212)       (344,049)        (96,919)
-----------------------------------------------------------------------------------
Shares redeemed            (705,746)       (262,985)     (7,113,912)     (2,787,282)
-----------------------------------------------------------------------------------
Net increase                687,622       2,622,179    $  7,037,183    $ 28,222,183
===================================================================================

Class C
Shares sold                 606,560         979,841    $  6,121,444    $ 10,520,143
-----------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions             47,688          29,968         483,928         319,844
-----------------------------------------------------------------------------------
Shares redeemed            (281,067)       (170,313)     (2,844,900)     (1,808,191)
-----------------------------------------------------------------------------------
Net increase                373,181         839,496    $  3,760,472    $  9,031,796
===================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 67

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended September 30, 2000.


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Arizona Portfolio
                                  ----------------------------------------------------------------------
                                                               Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.40     $    11.03     $    10.78     $    10.32     $    10.29
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .55            .51            .54            .57            .55
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .07           (.55)           .45            .48            .14
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .62           (.04)           .99           1.05            .69
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.55)          (.51)          (.54)          (.57)          (.55)
Distributions in excess of
   net investment income ......           -0-          (.04)          (.02)            -0-          (.03)
Distributions from net
   realized gains .............           -0-          (.04)          (.18)          (.02)          (.08)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.55)          (.59)          (.74)          (.59)          (.66)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.47     $    10.40     $    11.03     $    10.78     $    10.32
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         6.17%          (.45)%         9.54%         10.54%          6.84%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   47,258     $   38,472     $   21,185     $    9,225     $    4,409
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .78%           .78%           .78%           .78%           .78%
   Expenses, before waivers/
     reimbursements ...........         1.29%          1.39%          1.55%          2.71%          3.69%
   Net investment income, net
     of waivers/reimbursements          5.33%          4.74%          4.92%          5.42%          5.33%
Portfolio turnover rate .......          199%           217%            45%           193%           244%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 69

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Arizona Portfolio
                                  ----------------------------------------------------------------------
                                                               Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.39     $    11.03     $    10.78     $    10.32     $    10.29
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .48            .43            .45            .50            .47
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .07           (.55)           .47            .48            .14
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .55           (.12)           .92            .98            .61
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.48)          (.43)          (.45)          (.50)          (.47)
Distributions in excess of
   net investment income ......           -0-          (.05)          (.04)            -0-          (.03)
Distributions from net
   realized gains .............           -0-          (.04)          (.18)          (.02)          (.08)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.48)          (.52)          (.67)          (.52)          (.58)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.46     $    10.39     $    11.03     $    10.78     $    10.32
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.45%         (1.19)%         8.84%          9.80%          6.10%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   34,232     $   31,242     $   13,698     $    6,531     $    5,199
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.48%          1.48%          1.48%          1.48%          1.48%
   Expenses, before waivers/
     reimbursements ...........         1.99%          2.16%          2.30%          3.40%          4.40%
   Net investment income, net
     of waivers/reimbursements          4.63%          4.05%          4.21%          4.73%          4.62%
Portfolio turnover rate .......          199%           217%            45%           193%           244%

See footnote summary on page 95.


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Arizona Portfolio
                                  -----------------------------------------------------------------
                                                               Class C
                                  -----------------------------------------------------------------
                                                        Year Ended September 30,
                                       2000          1999          1998          1997          1996
                                  -----------------------------------------------------------------
Net asset value,
   beginning of period ........   $   10.39     $   11.03     $   10.78     $   10.32     $   10.30
                                  -----------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...         .48           .43           .45           .50           .47
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         .07          (.55)          .47           .48           .13
                                  -----------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................         .55          (.12)          .92           .98           .60
                                  -----------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........        (.48)         (.43)         (.45)         (.50)         (.47)
Distributions in excess of
   net investment income ......          -0-         (.05)         (.04)           -0-         (.03)
Distributions from net
   realized gains .............          -0-         (.04)         (.18)         (.02)         (.08)
                                  -----------------------------------------------------------------
Total dividends and
   distributions ..............        (.48)         (.52)         (.67)         (.52)         (.58)
                                  -----------------------------------------------------------------
Net asset value,
   end of period ..............   $   10.46     $   10.39     $   11.03     $   10.78     $   10.32
                                  =================================================================
Total Return
Total investment return based
   on net asset value(c) ......        5.45%        (1.19)%        8.83%         9.80%         6.00%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   8,941     $   9,368     $   4,708     $   1,775     $     710
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........        1.48%         1.48%         1.48%         1.48%         1.48%
   Expenses, before waivers/
     reimbursements ...........        1.99%         2.17%         2.34%         3.39%         4.41%
   Net investment income, net
     of waivers/reimbursements         4.64%         4.05%         4.19%         4.70%         4.61%
Portfolio turnover rate .......         199%          217%           45%          193%          244%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 71

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Florida Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.81     $    10.48     $    10.14     $     9.73     $     9.58
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .53            .51            .52            .55            .54
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.05)          (.65)           .37            .41            .16
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .48           (.14)           .89            .96            .70
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.53)          (.51)          (.52)          (.55)          (.54)
Distributions in excess of net
   investment income ..........           -0-          (.02)          (.03)            -0-          (.01)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.53)          (.53)          (.55)          (.55)          (.55)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.76     $     9.81     $    10.48     $    10.14     $     9.73
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.10%         (1.38)%         8.97%         10.14%          7.45%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   75,422     $   79,752     $   44,440     $   17,516     $   14,297
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .73%           .73%           .73%           .73%           .73%
   Expenses, before waivers/
     reimbursements ...........         1.14%          1.18%          1.27%          1.35%          1.33%
   Net investment income, net
     of waivers/reimbursements          5.52%          4.94%          5.14%          5.58%          5.52%
Portfolio turnover rate .......          281%           244%            65%           204%           237%

See footnote summary on page 95.


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Florida Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.81     $    10.48     $    10.14     $     9.74     $     9.58
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .46            .43            .46            .48            .47
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.05)          (.64)           .36            .40            .17
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .41           (.21)           .82            .88            .64
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.45)          (.43)          (.46)          (.48)          (.47)
Distributions in excess of
   net investment income ......           -0-          (.03)          (.02)            -0-          (.01)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.45)          (.46)          (.48)          (.48)          (.48)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.77     $     9.81     $    10.48     $    10.14     $     9.74
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.43%         (2.06)%         8.22%          9.24%          6.78%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   65,391     $   67,532     $   40,740     $   24,820     $   22,235
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.43%          1.43%          1.43%          1.43%          1.43%
   Expenses, before waivers/
     reimbursements ...........         1.85%          1.91%          1.97%          2.05%          2.03%
   Net investment income, net
     of waivers/reimbursements          4.82%          4.25%          4.46%          4.87%          4.81%
Portfolio turnover rate .......          281%           244%            65%           204%           237%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 73

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Florida Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class C
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.81     $    10.48     $    10.14     $     9.74     $     9.58
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .46            .43            .46            .49            .47
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.05)          (.64)           .36            .39            .17
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .41           (.21)           .82            .88            .64
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.45)          (.43)          (.46)          (.48)          (.47)
Distributions in excess of
   net investment income ......           -0-          (.03)          (.02)            -0-          (.01)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.45)          (.46)          (.48)          (.48)          (.48)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.77     $     9.81     $    10.48     $    10.14     $     9.74
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.43%         (2.06)%         8.22%          9.23%          6.78%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   38,464     $   42,169     $   31,524     $   25,722     $   30,121
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.43%          1.43%          1.43%          1.43%          1.43%
   Expenses, before waivers/
     reimbursements ...........         1.85%          1.91%          1.99%          2.03%          2.02%
   Net investment income, net
     of waivers/reimbursements          4.83%          4.24%          4.48%          4.89%          4.81%
Portfolio turnover rate .......          281%           244%            65%           204%           237%

See footnote summary on page 95.


--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Massachusetts Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.66     $    11.39     $    11.19     $    10.85     $    10.50
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .58            .53            .54            .58            .60
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.09)          (.66)           .45            .57            .44
                                  ----------------------------------------------------------------------
Net increase (decrease)
   in net asset value from
   operations .................          .49           (.13)           .99           1.15           1.04
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.56)          (.53)          (.54)          (.58)          (.59)
Distributions in excess of
   net investment income ......           -0-          (.04)          (.06)          (.03)          (.02)
Distributions from net
   realized gains .............           -0-          (.03)          (.19)          (.20)          (.08)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.56)          (.60)          (.79)          (.81)          (.69)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.59     $    10.66     $    11.39     $    11.19     $    10.85
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.86%         (1.24)%         9.18%         11.14%         10.25%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   45,418     $   44,758     $   23,026     $    9,461     $    3,211
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .77%           .72%           .72%           .72%           .62%
   Expenses, before waivers/
     reimbursements ...........         1.23%          1.24%          1.51%          2.40%          3.15%
   Net investment income, net
     of waivers/reimbursements          5.53%          4.74%          4.87%          5.40%          5.62%
Portfolio turnover rate .......          389%           303%            69%           134%           246%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 75

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Massachusetts Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.65     $    11.38     $    11.19     $    10.84     $    10.49
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .50            .45            .46            .51            .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.09)          (.65)           .45            .58            .45
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .41           (.20)           .91           1.09            .97
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.49)          (.45)          (.46)          (.51)          (.52)
Distributions in excess of
   netinvestment income .......           -0-          (.05)          (.07)          (.03)          (.02)
Distributions from net
   realized gains .............           -0-          (.03)          (.19)          (.20)          (.08)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.49)          (.53)          (.72)          (.74)          (.62)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.57     $    10.65     $    11.38     $    11.19     $    10.84
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.06%         (1.87)%         8.40%         10.52%          9.52%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   39,964     $   42,628     $   20,400     $    7,230     $    3,683
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.47%          1.42%          1.42%          1.42%          1.32%
   Expenses, before waivers/
     reimbursements ...........         1.94%          1.97%          2.22%          3.07%          3.85%
   Net investment income, net
     of waivers/reimbursements          4.83%          4.06%          4.16%          4.73%          4.93%
Portfolio turnover rate .......          389%           303%            69%           134%           246%

See footnote summary on page 95.


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND II

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Massachusetts Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class C
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.65     $    11.38     $    11.19     $    10.84     $    10.49
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .50            .45            .47            .51            .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.09)          (.65)           .44            .58            .45
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .41           (.20)           .91           1.09            .97
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.49)          (.45)          (.47)          (.51)          (.52)
Distributions in excess of
   net investment income ......           -0-          (.05)          (.06)          (.03)          (.02)
Distributions from net
   realized gains .............           -0-          (.03)          (.19)          (.20)          (.08)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.49)          (.53)          (.72)          (.74)          (.62)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.57     $    10.65     $    11.38     $    11.19     $    10.84
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.06%         (1.87)%         8.40%         10.52%          9.52%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   31,207     $   29,365     $   18,050     $    7,815     $    4,514
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.47%          1.42%          1.42%          1.42%          1.31%
   Expenses, before waivers/
     reimbursements ...........         1.93%          1.96%          2.21%          3.09%          3.84%
   Net investment income, net
     of waivers/reimbursements          4.83%          4.05%          4.18%          4.75%          4.88%
Portfolio turnover rate .......          389%           303%            69%           134%           246%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 77

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Michigan Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.06     $    10.62     $    10.52     $    10.12     $    10.10
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .53            .46            .48            .53            .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .09           (.45)           .44            .55            .22
                                  ----------------------------------------------------------------------
Net increase in net asset
   value from operations ......          .62            .01            .92           1.08            .74
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.52)          (.46)          (.48)          (.53)          (.52)
Distributions in excess of
   net investment income ......           -0-          (.04)          (.05)          (.02)          (.03)
Distributions from net
   realized gains .............           -0-          (.07)          (.29)          (.13)          (.17)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.52)          (.57)          (.82)          (.68)          (.72)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.16     $    10.06     $    10.62     $    10.52     $    10.12
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         6.39%           .03%          9.08%         11.05%          7.54%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   14,609     $   11,760     $    8,640     $    5,836     $    6,123
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .99%           .96%           .96%           .96%           .96%
   Expenses, before waivers/
     reimbursements ...........         1.63%          1.62%          1.89%          2.46%          2.77%
   Net investment income, net
     of waivers/reimbursements          5.30%          4.48%          4.57%          5.24%          5.21%
Portfolio turnover rate .......          287%           213%           134%           161%           242%

See footnote summary on page 95.


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Michigan Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.05     $    10.61     $    10.52     $    10.12     $    10.10
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .45            .39            .40            .46            .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .10           (.45)           .44            .55            .22
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .55           (.06)           .84           1.01            .67
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.45)          (.39)          (.40)          (.46)          (.45)
Distributions in excess of
   net investment income ......           -0-          (.04)          (.06)          (.02)          (.03)
Distributions from net
   realized gains .............           -0-          (.07)          (.29)          (.13)          (.17)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.45)          (.50)          (.75)          (.61)          (.65)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.15     $    10.05     $    10.61     $    10.52     $    10.12
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.55%          (.64)%         8.26%         10.30%          6.80%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   14,943     $   13,844     $    9,411     $    5,300     $    3,553
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.69%          1.66%          1.66%          1.66%          1.66%
   Expenses, before waivers/
     reimbursements ...........         2.34%          2.44%          2.61%          3.23%          3.48%
   Net investment income, net
     of waivers/reimbursements          4.59%          3.79%          3.87%          4.53%          4.51%
Portfolio turnover rate .......          287%           213%           134%           161%           242%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 79

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Michigan Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class C
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.05     $    10.61     $    10.52     $    10.12     $    10.10
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .46            .40            .41            .46            .45
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .08           (.46)           .43            .55            .22
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .54           (.06)           .84           1.01            .67
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.45)          (.40)          (.41)          (.46)          (.45)
Distributions in excess of
   net investment income ......           -0-          (.03)          (.05)          (.02)          (.03)
Distributions from net
   realized gains .............           -0-          (.07)          (.29)          (.13)          (.17)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.45)          (.50)          (.75)          (.61)          (.65)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.14     $    10.05     $    10.61     $    10.52     $    10.12
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.55%          (.64)%         8.26%         10.30%          6.80%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   12,061     $   10,747     $    8,983     $    5,089     $    3,940
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.69%          1.66%          1.66%          1.66%          1.66%
   Expenses, before waivers/
     reimbursements ...........         2.34%          2.43%          2.59%          3.20%          3.48%
   Net investment income, net
     of waivers/reimbursements          4.60%          3.78%          3.88%          4.55%          4.50%
Portfolio turnover rate .......          287%           213%           134%           161%           242%

See footnote summary on page 95.


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Minnesota Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.67     $    10.22     $     9.97     $     9.58     $     9.49
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .53            .49            .50            .53            .53
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .03           (.53)           .27            .39            .11
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .56           (.04)           .77            .92            .64
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.51)          (.49)          (.50)          (.53)          (.53)
Distributions in excess of
   net investment income ......           -0-          (.02)          (.02)            -0-          (.02)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.51)          (.51)          (.52)          (.53)          (.55)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.72     $     9.67     $    10.22     $     9.97     $     9.58
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         6.09%          (.48)%         7.94%          9.93%          6.95%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   20,212     $   10,601     $    6,261     $    4,120     $    3,165
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .81%           .75%           .75%           .75%           .72%
   Expenses, before waivers/
     reimbursements ...........         1.66%          1.63%          1.80%          2.22%          2.19%
   Net investment income, net
     of waivers/reimbursements          5.57%          4.90%          4.92%          5.44%          5.54%
Portfolio turnover rate .......          307%           259%            30%           131%           195%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 81

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Minnesota Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.67     $    10.22     $     9.97     $     9.58     $     9.49
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .46            .42            .42            .46            .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .03           (.53)           .28            .39            .11
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .49           (.11)           .70            .85            .57
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.44)          (.42)          (.42)          (.46)          (.46)
Distributions in excess of
   net investment income ......           -0-          (.02)          (.03)            -0-          (.02)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.44)          (.44)          (.45)          (.46)          (.48)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.72     $     9.67     $    10.22     $     9.97     $     9.58
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.32%         (1.19)%         7.17%          9.13%          6.15%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   12,064     $   14,111     $   13,867     $    8,517     $    8,291
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.51%          1.46%          1.46%          1.46%          1.42%
   Expenses, before waivers/
     reimbursements ...........         2.37%          2.43%          2.52%          2.91%          2.89%
   Net investment income, net
     of waivers/reimbursements          4.81%          4.16%          4.19%          4.75%          4.82%
Portfolio turnover rate .......          307%           259%            30%           131%           195%


See footnote summary on page 95.


--------------------------------------------------------------------------------
82 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Minnesota Portfolio
                                  ---------------------------------------------------------------------
                                                                 Class C
                                  ---------------------------------------------------------------------
                                                        Year Ended September 30,
                                       2000           1999           1998           1997           1996
                                  ---------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    9.67      $   10.22      $    9.97      $    9.58      $    9.50
                                  ---------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...         .46            .42            .43            .46            .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         .03           (.53)           .27            .39            .10
                                  ---------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................         .49           (.11)           .70            .85            .56
                                  ---------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........        (.44)          (.42)          (.43)          (.46)          (.46)
Distributions in excess of
   net investment income ......          -0-          (.02)          (.02)            -0-          (.02)
                                  ---------------------------------------------------------------------
Total dividends and
   distributions ..............        (.44)          (.44)          (.45)          (.46)          (.48)
                                  ---------------------------------------------------------------------
Net asset value,
   end of period ..............   $    9.72      $    9.67      $   10.22      $    9.97      $    9.58
                                  =====================================================================
Total Return
Total investment return based
   on net asset value(c) ......        5.32%         (1.19)%         7.18%          9.13%          6.03%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   7,524      $   9,081      $   7,716      $   7,358      $   6,553
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........        1.50%          1.45%          1.45%          1.45%          1.41%
   Expenses, before waivers/
     reimbursements ...........        2.36%          2.44%          2.48%          2.89%          2.88%
   Net investment income, net
     of waivers/reimbursements         4.84%          4.17%          4.23%          4.76%          4.82%
Portfolio turnover rate .......         307%           259%            30%           131%           195%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 83

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          New Jersey Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.93     $    10.46     $    10.15     $     9.72     $     9.65
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b)  ..          .52            .49            .51            .51            .51
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.02)          (.51)           .32            .44            .11
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .50           (.02)           .83            .95            .62
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.51)          (.49)          (.51)          (.51)          (.51)
Distributions in excess of
   net investment income ......           -0-          (.02)          (.01)          (.01)          (.04)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.51)          (.51)          (.52)          (.52)          (.55)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.92     $     9.93     $    10.46     $    10.15     $     9.72
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.31%          (.29)%         8.36%         10.01%          6.57%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   49,667     $   33,109     $   22,333     $   16,309     $   15,520
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .85%           .82%           .82%           .82%           .82%
   Expenses, before waivers/
     reimbursements ...........         1.23%          1.25%          1.29%          1.34%          1.35%
   Net investment income, net
     of waivers/reimbursements          5.36%          4.82%          4.93%          5.16%          5.26%
Portfolio turnover rate .......          224%           131%            35%            61%           132%

See footnote summary on page 95.


--------------------------------------------------------------------------------
84 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          New Jersey Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.93     $    10.46     $    10.16     $     9.72     $     9.66
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .45            .42            .43            .44            .44
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.02)          (.51)           .32            .45            .10
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .43           (.09)           .75            .89            .54
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.44)          (.42)          (.43)          (.44)          (.45)
Distributions in excess of
   net investment income ......           -0-          (.02)          (.02)          (.01)          (.03)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.44)          (.44)          (.45)          (.45)          (.48)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.92     $     9.93     $    10.46     $    10.16     $     9.72
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.53%          (.99)%         7.50%          9.32%          5.66%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   62,149     $   64,929     $   48,027     $   38,308     $   39,099
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.55%          1.53%          1.53%          1.53%          1.53%
   Expenses, before waivers/
     reimbursements ...........         1.94%          1.99%          2.00%          2.04%          2.05%
   Net investment income, net
     of waivers/reimbursements          4.63%          4.10%          4.23%          4.45%          4.56%
Portfolio turnover rate .......          224%           131%            35%            61%           132%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 85

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          New Jersey Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class C
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.93     $    10.46     $    10.16     $     9.72     $     9.66
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .45            .43            .43            .44            .44
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.01)          (.52)           .32            .45            .10
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .44           (.09)           .75            .89            .54
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.44)          (.43)          (.43)          (.44)          (.45)
Distributions in excess of
   net investment income ......           -0-          (.01)          (.02)          (.01)          (.03)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.44)          (.44)          (.45)          (.45)          (.48)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.93     $     9.93     $    10.46     $    10.16     $     9.72
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.63%          (.99)%         7.50%          9.32%          5.66%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   31,115     $   32,578     $   26,018     $   21,404     $   22,579
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.54%          1.52%          1.52%          1.52%          1.52%
   Expenses, before waivers/
     reimbursements ...........         1.93%          1.98%          1.99%          2.03%          2.04%
   Net investment income, net
     of waivers/reimbursements          4.64%          4.12%          4.23%          4.47%          4.56%
Portfolio turnover rate .......          224%           131%            35%            61%           132%

See footnote summary on page 95.


--------------------------------------------------------------------------------
86 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             Ohio Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.86     $    10.45     $    10.16     $     9.61     $     9.53
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .54            .49            .52            .54            .52
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.12)          (.55)           .30            .54            .11
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .42           (.06)           .82           1.08            .63
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
    investment income .........         (.51)          (.49)          (.52)          (.53)          (.53)
Distributions in excess of
   net investment income ......           -0-          (.04)          (.01)            -0-          (.02)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.51)          (.53)          (.53)          (.53)          (.55)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.77     $     9.86     $    10.45     $    10.16     $     9.61
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.54%          (.70)%         8.30%         11.60%          6.72%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   32,490     $   27,229     $   14,220     $    7,596     $    6,054
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .76%           .75%           .75%           .75%           .75%
   Expenses, before waivers/
     reimbursements ...........         1.29%          1.30%          1.35%          1.52%          1.48%
   Net investment income, net
     of waivers/reimbursements          5.57%          4.88%          5.05%          5.49%          5.47%
Portfolio turnover rate .......          307%           208%            16%           104%           182%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 87

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             Ohio Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.86     $    10.45     $    10.16     $     9.61     $     9.54
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .46            .43            .45            .48            .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.11)          (.57)           .30            .53            .09
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .35           (.14)           .75           1.01            .55
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.44)          (.43)          (.45)          (.46)          (.46)
Distributions in excess of
   net investment income ......           -0-          (.02)          (.01)            -0-          (.02)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.44)          (.45)          (.46)          (.46)          (.48)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.77     $     9.86     $    10.45     $    10.16     $     9.61
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         3.78%         (1.38)%         7.56%         10.80%          5.82%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   40,812     $   49,055     $   37,289     $   26,821     $   25,334
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.47%          1.46%          1.46%          1.46%          1.46%
   Expenses, before waivers/
     reimbursements ...........         2.00%          2.01%          2.05%          2.22%          2.18%
   Net investment income, net
     of waivers/reimbursements          4.84%          4.17%          4.34%          4.81%          4.77%
Portfolio turnover rate .......          307%           208%            16%           104%           182%

See footnote summary on page 95.


--------------------------------------------------------------------------------
88 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                             Ohio Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class C
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.86     $    10.45     $    10.16     $     9.61     $     9.54
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .47            .43            .45            .47            .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.12)          (.57)           .30            .54            .09
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .35           (.14)           .75           1.01            .55
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.44)          (.43)          (.45)          (.46)          (.46)
Distributions in excess of
   net investment income ......           -0-          (.02)          (.01)            -0-          (.02)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.44)          (.45)          (.46)          (.46)          (.48)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.77     $     9.86     $    10.45     $    10.16     $     9.61
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         3.78%         (1.38)%         7.56%         10.80%          5.82%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   22,909     $   24,126     $   16,685     $   14,878     $   17,203
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.46%          1.45%          1.45%          1.45%          1.45%
   Expenses, before waivers/
     reimbursements ...........         1.99%          2.01%          2.04%          2.20%          2.16%
   Net investment income, net
     of waivers/reimbursements          4.85%          4.18%          4.36%          4.81%          4.78%
Portfolio turnover rate .......          307%           208%            16%           104%           182%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 89

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Pennsylvania Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.89     $    10.66     $    10.33     $     9.85     $     9.64
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .52            .49            .53            .55            .49
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.01)          (.73)           .35            .49            .28
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .51           (.24)           .88           1.04            .77
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.52)          (.49)          (.53)          (.55)          (.53)
Distributions in excess of
   net investment income ......           -0-          (.04)          (.02)          (.01)          (.03)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.52)          (.53)          (.55)          (.56)          (.56)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.88     $     9.89     $    10.66     $    10.33     $     9.85
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.35%         (2.43)%         8.72%         10.85%          8.17%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   68,288     $   62,479     $   35,632     $   24,948     $   21,104
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .95%           .95%           .95%           .95%          1.00%
   Expenses, before waivers/
     reimbursements ...........         1.23%          1.24%          1.29%          1.40%          1.45%
   Net investment income, net
     of waivers/reimbursements          5.40%          4.68%          5.10%          5.44%          5.40%
Portfolio turnover rate .......          356%           249%            70%            85%           185%

See footnote summary on page 95.


--------------------------------------------------------------------------------
90 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Pennsylvania Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.89     $    10.66     $    10.33     $     9.86     $     9.65
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .45            .41            .46            .47            .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.02)          (.73)           .34            .49            .24
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .43           (.32)           .80            .96            .70
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.44)          (.41)          (.46)          (.47)          (.46)
Distributions in excess of
   net investment income ......           -0-          (.04)          (.01)          (.02)          (.03)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.44)          (.45)          (.47)          (.49)          (.49)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.88     $     9.89     $    10.66     $    10.33     $     9.86
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.58%         (3.10)%         7.98%          9.95%          7.38%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   44,713     $   52,012     $   39,465     $   30,078     $   30,440
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.66%          1.66%          1.66%          1.66%          1.71%
   Expenses, before waivers/
     reimbursements ...........         1.94%          1.98%          2.00%          2.09%          2.15%
   Net investment income, net
     of waivers/reimbursements          4.69%          3.96%          4.39%          4.72%          4.69%
Portfolio turnover rate .......          356%           249%            70%            85%           185%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 91

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                         Pennsylvania Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class C
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $     9.89     $    10.66     $    10.33     $     9.86     $     9.65
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .46            .41            .46            .47            .46
Net realized and unrealized
   gain (loss) on investment
   transactions ...............         (.03)          (.73)           .34            .49            .24
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .43           (.32)           .80            .96            .70
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.44)          (.41)          (.46)          (.47)          (.46)
Distributions in excess of
   net investment income ......           -0-          (.04)          (.01)          (.02)          (.03)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.44)          (.45)          (.47)          (.49)          (.49)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $     9.88     $     9.89     $    10.66     $    10.33     $     9.86
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         4.58%         (3.10)%         7.98%          9.95%          7.37%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   23,306     $   27,916     $   17,531     $   15,486     $   13,996
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.65%          1.65%          1.65%          1.65%          1.70%
   Expenses, before waivers/
     reimbursements ...........         1.93%          1.98%          1.99%          2.10%          2.14%
   Net investment income, net
     of waivers/reimbursements          4.71%          3.98%          4.41%          4.73%          4.69%
Portfolio turnover rate .......          356%           249%            70%            85%           185%

See footnote summary on page 95.


--------------------------------------------------------------------------------
92 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Virginia Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class A
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.32     $    11.02     $    10.90     $    10.58     $    10.29
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .56            .49            .52            .57            .57
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .02           (.60)           .49            .57            .37
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .58           (.11)          1.01           1.14            .94
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.55)          (.49)          (.52)          (.57)          (.57)
Distributions in excess of
   net investment income ......           -0-          (.07)          (.05)            -0-            -0-
Distributions from net
   realized gains .............           -0-          (.03)          (.32)          (.25)          (.08)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.55)          (.59)          (.89)          (.82)          (.65)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.35     $    10.32     $    11.02     $    10.90     $    10.58
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.88%         (1.10)%         9.65%         11.32%          9.39%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   37,784     $   28,148     $   10,315     $    3,530     $    2,455
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........          .67%           .67%           .67%           .67%           .67%
   Expenses, before waivers/
     reimbursements ...........         1.26%          1.43%          2.09%          3.57%          5.18%
   Net investment income, net
     of waivers/reimbursements          5.52%          4.67%          4.84%          5.39%          5.39%
Portfolio turnover rate .......          289%           311%            62%           258%           298%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 93

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Virginia Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class B
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.31     $    11.01     $    10.90     $    10.57     $    10.29
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .49            .42            .44            .50            .50
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .02           (.60)           .49            .58            .36
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .51           (.18)           .93           1.08            .86
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.48)          (.42)          (.44)          (.50)          (.50)
Distributions in excess of
   net investment income ......           -0-          (.07)          (.06)            -0-            -0-
Distributions from net
   realized gains .............           -0-          (.03)          (.32)          (.25)          (.08)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.48)          (.52)          (.82)          (.75)          (.58)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.34     $    10.31     $    11.01     $    10.90     $    10.57
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.16%         (1.73)%         8.85%         10.70%          8.57%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   49,216     $   42,007     $   15,973     $    5,020     $    3,345
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.37%          1.37%          1.37%          1.37%          1.37%
   Expenses, before waivers/
     reimbursements ...........         1.97%          2.20%          2.84%          4.29%          5.88%
   Net investment income, net
     of waivers/reimbursements          4.83%          3.97%          4.14%          4.68%          4.70%
Portfolio turnover rate .......          289%           311%            62%           258%           298%

See footnote summary on page 95.


--------------------------------------------------------------------------------
94 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                            Virginia Portfolio
                                  ----------------------------------------------------------------------
                                                                 Class C
                                  ----------------------------------------------------------------------
                                                        Year Ended September 30,
                                        2000           1999           1998           1997           1996
                                  ----------------------------------------------------------------------
Net asset value,
   beginning of period ........   $    10.31     $    11.01     $    10.90     $    10.57     $    10.29
                                  ----------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) ...          .49            .42            .44            .50            .50
Net realized and unrealized
   gain (loss) on investment
   transactions ...............          .01           (.60)           .49            .58            .36
                                  ----------------------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations .................          .50           (.18)           .93           1.08            .86
                                  ----------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ..........         (.48)          (.42)          (.44)          (.50)          (.50)
Distributions in excess of
   net investment income ......           -0-          (.07)          (.06)            -0-            -0-
Distributions from net
   realized gains .............           -0-          (.03)          (.32)          (.25)          (.08)
                                  ----------------------------------------------------------------------
Total dividends and
   distributions ..............         (.48)          (.52)          (.82)          (.75)          (.58)
                                  ----------------------------------------------------------------------
Net asset value,
   end of period ..............   $    10.33     $    10.31     $    11.01     $    10.90     $    10.57
                                  ======================================================================
Total Return
Total investment return based
   on net asset value(c) ......         5.06%         (1.73)%         8.85%         10.70%          8.58%
Ratios/Supplemental
   Data
Net assets, end of period
   (000's omitted) ............   $   16,848     $   12,962     $    4,597     $    1,207     $      642
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ...........         1.37%          1.37%          1.37%          1.37%          1.37%
   Expenses, before waivers/
     reimbursements ...........         1.96%          2.19%          2.85%          4.25%          5.88%
   Net investment income, net
     of waivers/reimbursements          4.83%          3.97%          4.11%          4.66%          4.73%
Portfolio turnover rate .......          289%           311%            62%           258%           298%

(a)   Net of fee waived and expenses reimbursed by the Adviser.
(b)   Based on average shares.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 95

---------------------------
REPORT OF ERNST & YOUNG LLP
       INDEPENDENT AUDITORS
---------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and
Board of Trustees
Alliance Municipal Income Fund II

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Alliance Municipal Income Fund II (comprising, respectively, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Portfolios), as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Alliance Municipal Income Fund II at September 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
November 7, 2000


--------------------------------------------------------------------------------
96 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         FEDERAL TAX INFORMATION
                                                         -----------------------

FEDERAL TAX INFORMATION
(unaudited)

In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" and paid during the fiscal year ended September 30, 2000.

As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2000 calendar year on Form 1099-DIV which will be mailed by January 31, 2001.

                                                                 Exempt-Interest
Portfolio                                                              Dividends
--------------------------------------------------------------------------------
Arizona ..............................................                $4,071,989
Florida ..............................................                 8,983,488
Massachusetts ........................................                 5,789,694
Michigan .............................................                 1,769,330
Minnesota ............................................                 1,732,559
New Jersey ...........................................                 6,323,571
Ohio .................................................                 4,541,362
Pennsylvania .........................................                 6,424,701
Virginia .............................................                 4,481,645


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 97

----------------------------
GLOSSARY OF INVESTMENT TERMS
----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a Fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed-income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

Federal Reserve Board

The seven-member board that oversees Federal Reserve Banks, establishes monetary policy and monitors the country's economic state.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a Fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
98 o ALLIANCE MUNICIPAL INCOME FUND II

                                                                ----------------
                                                                ALLIANCE CAPITAL
                                                                ----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with over $474 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 38 of the FORTUNE 100 companies and public retirement funds in 35 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 585 investment professionals in 28 investment offices worldwide. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 10/2/00.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 99

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That's why we provide our shareholders with a wide variety of products and time-saving services to meet their needs.

o     Low Minimum Investments

      You can begin investing in Alliance Capital funds with as little as $250 (except for Alliance Select Investor Series Premier Portfolio, Alliance Select Investor Series Technology Portfolio, and Alliance Select Investor Series Biotechnology Portfolio which generally have a $10,000 minimum initial investment) and may make subsequent investments of $50 or more.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge. This can be a good way to diversify your assets.

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other matters that could affect your mutual fund investment.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, literature and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o Alliance Capital on the World Wide Web at www.alliancecapital.com. Here, you can access updated account information, make additional investments, request more information, exchange between Alliance funds and view fund performance, press releases and articles.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
100 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              BOARD OF DIRECTORS
                                                              ------------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Susan P. Keenan, Senior Vice President
David Dowden, Vice President
Terrance Hults, Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Juan J. Rodriguez, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1) Member of the Audit Committee.


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                                         ALLIANCE MUNICIPAL INCOME FUND II o 101


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--------------------------------
ALLIANCE CAPITAL FAMILY OF FUNDS
--------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

Domestic Equity Funds

Balanced Shares
Conservative Investors Fund
Disciplined Value Fund
Growth & Income Fund
Growth Fund
Growth Investors Fund
Health Care Fund
Premier Growth Fund
Quasar Fund
Real Estate Investment Fund
Technology Fund
The Alliance Fund
Utility Income Fund

Global & International Equity Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Fixed Income Funds

Corporate Bond Portfolio
Global Dollar Government Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
North American Government Income Trust
Quality Bond Portfolio
U.S. Government Portfolio

Municipal Income Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
The Austria Fund
ACM Government Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.


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102 o ALLIANCE MUNICIPAL INCOME FUND II

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NOTES


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                                         ALLIANCE MUNICIPAL INCOME FUND II o 103


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NOTES


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104 o ALLIANCE MUNICIPAL INCOME FUND II

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Alliance Municipal Income Fund II                              -----------------
1345 Avenue of the Americas                                        BULK RATE
New York, NY 10105                                               U.S. POSTAGE
(800) 221-5672                                                       PAID
                                                                 New York, NY
                                                                Permit No. 7131
                                                               -----------------

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(R) These registered service marks used under license from the owner, Alliance
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